N-2	Aug. 31, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001881739
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-259488
Investment Company Act File Number	811-23741
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	4
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	Variant Impact Fund
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	299-2270
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Aug. 31, 2025
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Institutional Class Shares
TRANSACTION EXPENSES:
Maximum Sales Charge (Load) (as a percentage of subscription amount)	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES)(1)
Investment Management Fees(2)	1.25%
Other Expenses(3)	1.03%
Acquired Fund Fees & Expenses(3) (4)	0.28%
Total Annual Expenses	2.56%
Expense Reimbursement(5)	(0.53)%
Net Annual Expenses	2.03%

____________

(1)           This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.

(2)           The fee charged by the Investment Manager is 1.25% of the average daily Managed Assets of the Fund on an annual basis, payable monthly in arrears. “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Because the Investment Management Fee is based on the Fund’s average daily Managed Assets, the Fund’s use of leverage, if any, will increase the Investment Management Fee paid to the Investment Manager. The Investment Management Fee will be paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

(3)           Other Expenses and Acquired Fund Fees Expenses represent estimated amounts for the current fiscal year.

(4)           Shareholders indirectly bear a portion of the asset-based fees, incentive allocations and other expenses incurred by the Fund as an investor in Underlying Funds (defined below). Managers of registered investment companies and private funds generally receive management fees, typically ranging between 0% and 2% per annum of such fund’s assets under their management, as well as, in some cases, quarterly or annual incentive allocations typically ranging between 0% and 20% of any profits earned during the applicable calculation period. These incentive allocations are generally calculated on a “high water mark” basis or after a preferred return hurdle has been met. With a high-water mark structure, incentive allocations are only payable on cumulative profits in excess of the previous quarter-end, year-end or lifetime high water mark. With a preferred return structure, the carried interest is only payable when the annual return is greater than the specified hurdle rate. The Investment Manager does not participate in any of the fees or allocations paid to these managers. The Acquired Fund Fees and Expenses indicated are based on estimated amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Funds, which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

(5)           The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 1.75% of the average daily net assets of Institutional Class Shares (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.75% of the average daily net assets of Institutional Class Shares. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup such amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and the Expense Limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement is in effect until October 1, 2026 and will automatically renew for consecutive one-year terms thereafter. This Agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This Agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.

Management Fees [Percent]	1.25%	[1],[2]
Acquired Fund Fees and Expenses [Percent]	0.28%	[2],[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.03%	[2],[3]
Total Annual Expenses [Percent]	2.56%	[2]
Waivers and Reimbursements of Fees [Percent]	(0.53%)	[2],[5]
Net Expense over Assets [Percent]	2.03%	[2]
Expense Example [Table Text Block]	Institutional Class Shares
You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$21	$75	$131	$286

Expense Example, Year 01	$ 21
Expense Example, Years 1 to 3	75
Expense Example, Years 1 to 5	131
Expense Example, Years 1 to 10	$ 286
Purpose of Fee Table , Note [Text Block]

The following tables describe the aggregate fees and expenses that the Fund expects to incur and that the Shareholders can expect to bear, either directly or indirectly, through the Fund’s investments. More information about these and other discounts is available from your financial professional and in the section titled “Purchasing Shares” beginning on page 48 of this Prospectus.

Basis of Transaction Fees, Note [Text Block]	AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES
Other Expenses, Note [Text Block]	Other Expenses and Acquired Fund Fees Expenses represent estimated amounts for the current fiscal year.
Acquired Fund Total Annual Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses indicated are based on estimated amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Funds, which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Fund has a primary objective of providing a high level of current income. Capital appreciation is a secondary objective of the Fund. The Fund also seeks to generate positive social and environmental impact by targeting investment opportunities that are both aligned with the United Nations Sustainable Development Goals (“UN SDGs”) and consistent with the Fund’s impact investing framework. See “IMPACT INVESTING FRAMEWORK.” The Fund intends to invest in a wide range of opportunities to advance one or more UN SDGs across three core impact objectives: (i) financial inclusion; (ii) equitable growth; and (iii) responsible consumption. Such investments are typically domestic and foreign privately-held investments that are outside of traditional public equity and bond markets. There can be no assurance that the Fund will achieve its investment objective or that its investment strategy will be successful.

INVESTMENT STRATEGIES AND OVERVIEW OF INVESTMENT PROCESS

Under normal circumstances, the Fund seeks to achieve its investment objective by investing, directly or indirectly through a wide range of investment vehicles (“Underlying Funds”), at least 80% of its net assets (plus any borrowings for investment purposes) in investments that are, in the Investment Manager’s assessment, consistent with the Fund’s impact investing framework at the time of investment. See “IMPACT INVESTING FRAMEWORK”.

The Fund’s policy to invest at least 80% of its net assets (plus any borrowings for investment purposes in investments) in investments that are, in the Investment Manager’s assessment, consistent with the Fund’s impact investing framework at the time of investment may not be changed without 60 days’ prior written notice to shareholders.

Such investments are typically domestic and foreign privately-held investments that are outside of traditional public equity and bond markets. The Fund intends to contribute to advancing the UN SDGs by allocating capital to investment opportunities that seek to promote financial inclusion, equitable growth, and responsible consumption. These assets may include, but are not limited to private credit, specialty finance, real estate equity and debt securities, education finance, infrastructure debt, renewable energy investments, as well as interests in impact-oriented private funds.

The Fund may also invest in publicly-traded securities, such as REITs or ETFs, which are consistent with the Fund’s impact investing framework. The Fund allocates its investments across multiple strategies in both developed and emerging markets with varying levels of liquidity and credit quality, including distressed and defaulted investments. The Fund may use derivative investments and may have exposure to long and short positions across its asset classes to obtain the desired risk exposure consistent with its investment strategies.

The Fund invests in a wide range of publicly traded and privately issued or negotiated securities (securities for which the price is negotiated between private parties) including, but not limited to, asset-backed and other fixed income securities and derivatives. The Fund may also invest in government and corporate bonds, futures and other derivative instruments, closed-end funds and other investment vehicles, convertible securities and other securities and investment products as described more fully herein under “PRINCIPAL RISK FACTORS.” There is no minimum credit standard as a prerequisite to an investment in any security. As a result, the Fund may invest in debt securities that are rated below investment grade (i.e., “junk bonds”) and are considered speculative, including distressed bonds. The Fund may invest in fixed income securities of any maturity and duration. Duration is a measure of the fixed income investment’s sensitivity to interest rates. For example, a bond with a duration of 3 years would lose 3% of its value if interest rates rose by 1%, or would gain 3% if interest rates declined by 1%. The Fund may invest in domestic and foreign securities, in developed and/or emerging markets, without limitation. The Fund’s allocation to various security types and various asset classes will vary over time in response to changing market opportunities.

The Fund has been granted exemptive relief from the provisions of Section 17(d) of the Investment Company Act to invest in certain investment transactions alongside other funds managed by the Investment Manager or certain of its affiliates, subject to certain conditions. The Investment Manager will not cause the Fund to engage in certain investments alongside affiliates unless such investments are permitted under the order granting an exemption from Section 17 of the Investment Company Act or unless such investments are not prohibited by Section 17(d) of the Investment Company Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Fund could be limited in its ability to invest in certain investments in which the Investment Manager or any of its affiliates are investing or are invested.

For either investment or hedging purposes, certain Underlying Funds may engage in short sales and/or invest substantially in a broad range of derivative instruments. To manage risk, seek or alter particular portfolio exposure, enhance return (including through the use of leverage), or for other purposes, the Fund may engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts, interest rate swaps and futures, Euro dollar futures, and credit default swaps (i) with aggregate net notional value of up to 100% of the Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions. Certain Underlying Funds may be highly dependent on the use of futures and other derivative instruments, and to the extent that they become unavailable, this may limit the Underlying Fund from fully implementing its investment strategy.

The Investment Manager is a signatory to the Principles for Responsible Investment (“PRI”). The PRI is an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact. Commitments made as a signatory to the PRI are not legally binding but are voluntary and aspirational. They include efforts, where consistent with the Investment Manager’s fiduciary responsibilities, to incorporate environmental, social and corporate governance (“ESG”) issues into investment analysis and investment decision making, to be active owners and incorporate ESG issues into the Investment Manager’s ownership policies and practices, to seek appropriate disclosure on ESG issues by the entities in which the Investment Manager invests, to promote acceptance and implementation of the PRI within the investment industry, to enhance the Investment Manager’s effectiveness in implementing the PRI, and to report on the Investment Manager’s activities and progress towards implementing the PRI. Being a signatory to the PRI does not obligate the Investment Manager to take, or not take, any particular action as it relates to investment decisions or other activities.

Except as otherwise indicated, the Fund may change its investment objective and any of its investment policies, restrictions, strategies, and techniques without Shareholder approval. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without a vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding Shares.

IMPACT INVESTING FRAMEWORK

The Fund seeks to generate positive social and environmental impact by targeting investment opportunities aligned with one or more UN SDGs, a collection of 17 interlinked global goals, adopted by the United Nations General Assembly in 2015, designed to be a blueprint to achieve a better and sustainable future for all. The 17 UN SDGs are: (1) No Poverty, (2) Zero Hunger, (3) Good Health and Well-being, (4) Quality Education, (5) Gender Equality, (6) Clean Water and Sanitation, (7) Affordable and Clean Energy, (8) Decent Work and Economic Growth, (9) Industry, Innovation and Infrastructure, (10) Reducing Inequality, (11) Sustainable Cities and Communities, (12) Responsible Consumption and Production, (13) Climate Action, (14) Life Below Water, (15) Life On Land, (16) Peace, Justice, and Strong Institutions, and (17) Partnerships for the Goals.

The Fund intends to invest in a wide range of opportunities to advance one or more UN SDGs across three core impact objectives:

•        Financial inclusion: To increase access to financial services for underserved markets and demographics, by making investments in areas including but not limited to microfinance, emerging markets specialty finance, and small business lending;

•        Equitable growth: To enhance quality and equity of essential services that enable economic growth in underserved communities, including but not limited to opportunities in healthcare access and technology, education, transportation, and housing; and

•        Responsible consumption: To minimize environmental impact and promote more sustainable resource consumption, including but not limited to investments in renewable energy and energy efficiency, infrastructure, sustainable agriculture, and greenhouse gas reduction.

The Investment Manager has developed a set of impact criteria to anchor consideration of impact throughout the life of an investment. The Investment Manager’s impact considerations focus on two core impact dimensions to determine whether an opportunity fits within the Investment Manager’s impact mandate:

•        UN SDGs alignment: The degree to which the receiver of the investment is expected to intentionally create UN SDGs-aligned impact (Intentionality) and the degree of beneficiary need and level of depth of impact experienced (Quality); and

•        Capital access: The extent to which the Fund plays a unique role in supplying the capital (Need) and the degree to with the Fund’s investment helps grow the issuer’s potential impact (Amplification).

The Investment Manager seeks to allocate the Fund’s assets to issuers that have been identified by the Investment Manager as having potential positive impact by using a proprietary scoring system to assess an investment’s SDG Alignment (Intentionality and Quality of Impact) and Capital Access (Need and Amplification). If the investment is not expected to contribute to one or more of the UN SDGs, it is not an eligible investment for the Fund.

Due Diligence and Measurement

The Investment Manager evaluates and selects each investment for the Fund using an in-house proprietary scoring process, independently analyzing each investment opportunity. In evaluating potential investments, the Investment Manager conducts an assessment of ESG considerations. In addition, the Investment Manager conducts a Diversity, Equity and Inclusion assessment of each issuer as part of its evaluation.

The Investment Manager relies primarily on issuer-provided data, direct engagement with issuers and their management, and in certain situations, research and analytics prepared by third-party data providers. The Investment Manager intends to use the same process if the Fund is investing in Underlying Funds as if it is making other types of investments. The Investment Manager intends to engage directly in discussions with issuers, including, as applicable, managers of Underlying Funds, and request information from each issuer to assess an investment’s potential positive impact, using the Investment Manager’s proprietary scoring system described above. The Fund’s due diligence and screening criteria is measured at the time of investment and dependent upon information and data that may be incomplete, inaccurate or unavailable. An issuer, an Underlying Fund or other investment may have no obligation to provide information to the Investment Manager, even if requested. To the extent an issuer provides inadequate or inaccurate information, the Investment Manager may have difficulty assessing the impact of a potential investment. This screening criteria is subject to change over time at the Investment Manager’s discretion without notice to shareholders.

The Investment Manager seeks to ensure that the Fund’s investments are consistent with the Fund’s impact investing framework at the time of investment, but it cannot guarantee that it will always be the case for every Fund investment. Investing on the basis of the Fund’s impact investing framework is qualitative and subjective by nature, and there is no assurance that the impact investing framework used by the Investment Manager or any judgement by the Investment Manager will reflect the beliefs or values of any particular investor. While the Fund will seek to invest in issuers that are consistent with the Fund’s impact investing framework, it is not required to invest in every issuer that meets this criteria. In addition, if an issuer meets certain impact criteria but does not satisfy all impact assessment categories, it may not automatically be eliminated as an ineligible investment. The Fund’s impact investing framework and the resulting universe of eligible investments may be changed without notice to the Fund’s Shareholders.

The Investment Manager in conjunction with the issuer, including as applicable any Underlying Fund, will seek to identify asset-level quantifiable key impact performance indicators (“KPIs”) or metrics and determine any quantitative and and/or qualitative impact performance targets for each investment. The Investment Manager intends to monitor agreed-upon metrics and KPIs throughout the life of the investment and report at least annually to investors on the impact performance of Fund investments, using the agreed-upon KPIs and metrics, as well as qualitative assessments. Under normal circumstances, the annual impact report is expected to be available on the Fund’s website. The Investment Manager will also review any underperformance and re-evaluate an investment and consider whether to take any action with respect to the investment (such as exiting or liquidation).

Investment Process

The Investment Manager seeks to achieve its investment objectives primarily through the allocation of the Fund’s assets to a broad range of investment opportunities in a manner that supports the Fund’s objectives, subject to risk and liquidity constraints. In general, the principal elements of the Investment Manager’s process include (i) opportunity identification and analysis; (ii) strategy access optimization; (iii) portfolio construction; (iv) liquidity management; and (v) exposure monitoring.

•        Opportunity Identification and Analysis. The investment process generally begins with the identification of compelling investment opportunities that are consistent with the investment mandate of the Fund. Early in the process, the Investment Manager will assess an investment opportunity’s potential alignment with the Fund’s impact investing framework, using both qualitative and quantitative inputs. The Fund generally emphasizes alternative investment opportunities that are less common in the traditional public debt and equity markets. Upon discovery of a potentially suitable opportunity, the Investment Manager conducts extensive due diligence on the underlying assets and a more thorough evaluation of the investment, using the Fund’s impact investing framework. Using available quantitative and qualitative inputs, the Investment Manager assesses whether the expected return from the asset class, under a range of potential market conditions and economic scenarios, is sufficient relative to the expected risk of the asset. In addition to traditional analysis of investment risk, such as volatility, drawdown, sensitivity and stress testing, the assessment process also considers liquidity risk, under both normal and adverse market conditions, and idiosyncratic risks, including legal, regulatory and operational risks.

•        Strategy Access Optimization. After a potentially suitable asset is identified, the Investment Manager conducts an extensive search to determine the optimal means of accessing the exposure. Best strategy access is informed by a wide range of factors, but generally seeks to maximize investment objectives relative to risk, net of all fees and expenses. The process also takes into account practical considerations of the investment such as liquidity, transparency, valuation, access, capacity, diversification, operational complexity, and various legal, tax and regulatory considerations.

•        Portfolio Construction. Each potential position in the Fund is assessed for its contribution to overall portfolio objectives as well its relationship to other existing positions in the portfolio. The Investment Manager seeks to diversify exposures in terms of distinct investment ideas and also common risk factors over a range of scenarios. Where appropriate, the Investment Manager may implement hedging strategies to reduce exposure to common risk factors.

•        Liquidity Management. The investment selection process will also be impacted by the potential liquidity needs of the Fund, including compliance with all Investment Company Act requirements. Every position is assessed in terms of length of commitment, the timing and probability of future cash flows, and the ability to liquidate or redeem the exposure under a variety of market conditions. Certain private funds may also involve pledging commitments to invest at future dates and require multi-year commitments that are subject to extensions and holdbacks. The Investment Manager aims to structure the portfolio in a manner that balances meeting the potential liquidity needs of investors with the attractive return potential associated with longer-term investment commitments. The Investment Manager seeks to minimize uninvested cash balances and deploys a variety of tools, including the potential use of borrowing, to guard against underinvestment.

•        Exposure Monitoring. After an investment is executed, the Investment Manager will continuously monitor the exposure to ensure that it is advancing portfolio objectives relative to expectations and other potential opportunities. The exposure will also be monitored for continued consistency with the Fund’s impact investing framework.

Temporary and Defensive Strategies

The Fund may, from time to time in its sole discretion, for temporary or defensive purposes, deviate from its investment strategy by taking positions in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities. The Fund may not achieve its investment objectives when it does so.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost. The following principal risks, which are listed in order of significance in each category with the most significant appearing first, could affect the value of your investment:

GENERAL RISKS

LIMITED LIQUIDITY; REPURCHASE OFFERS. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline, pursuant to Rule 23c-3 under the Investment Company Act. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

The Fund’s repurchase policy may have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. See “TENDER OFFERS/OFFERS TO REPURCHASE” and “TENDER/REPURCHASE PROCEDURES.”

UNDERLYING FUNDS RISK. Your cost of investing in the Fund, due to its investments in Underlying Funds, may be higher than the cost of investing in a fund that only invests directly in individual securities. If the Fund invests its assets in underlying closed-end funds, mutual funds, exchange-traded funds, private funds or other pooled vehicles, the Fund’s ability to achieve its investment objective depends largely on the performance of the Underlying Funds selected. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Underlying Fund will be achieved. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially and/or adversely affect the Fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed, and additional changes are expected. For example, the regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially and/or adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. Rule 18f-4 under the Investment Company Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, including tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4.

The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund has been, and intends to continue to be, a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments. Managers of the Underlying Funds, to the extent they are subject to the Investment Company Act, may also be impacted by the requirements of Rule 18f-4. Similarly, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially and/or adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Fund and/or limit potential investment strategies that would have otherwise been used by the Fund in order to seek to obtain higher returns. New or revised laws or regulations may be imposed by the SEC, the Commodity Futures Trading Commission (the “CFTC”), the Internal Revenue Service (the “IRS”), the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations. The Investment Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC with respect to the Fund, and, therefore, the Investment Manager is not subject to CFTC registration or regulation as a CPO with respect to the Fund. In addition, the Investment Manager is relying upon a related exemption from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.

The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markers. U.S. or global markets may be adversely affected by uncertainties and events or the threat or potential of one or more such events and developments in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, and changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty continues to exist about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; the stability of global financial markets; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Recent technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

BORROWING; USE OF LEVERAGE. The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these or similar or other methods. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. See “LEVERAGE.”

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

PORTFOLIO TURNOVER. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Investment Manager feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Investment Manager considers portfolio changes appropriate.

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. For any taxable year the Fund does not qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income is subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three tests each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, the spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, climate change and climate-related events, political developments, changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an Underlying Fund’s ability to access depository accounts. In such cases, the Fund or an Underlying Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an Underlying Fund or other Fund investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an Underlying Fund or other Fund investment may not recover such excess, uninsured amounts.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

INVESTMENT-RELATED RISKS

GENERAL INVESTMENT-RELATED RISKS

IMPACT INVESTING RISK. There is a risk that the investments identified by the Investment Manager as consistent with the Fund’s impact investing framework do not operate as expected when addressing ESG impact. An issuer’s ESG impact or the Investment Manager’s assessment of an issuer’s ESG impact could vary over time, which could cause the Fund to be temporarily invested in investments that do not comply with the Fund’s approach to impact investing. There are significant differences in interpretations of what it means for an issuer to have a positive ESG impact. In implementing the Fund’s impact investment strategy, the Investment Manager may select or exclude investment in certain industries, sectors, regions or countries for reasons other than investment performance. In addition, it may cause the Fund to forego opportunities to buy certain securities that otherwise might be advantageous, or to sell securities when it might otherwise be advantageous to continue to hold those securities. The Fund’s incorporation of ESG criteria into its investment process may cause the Fund to perform differently from a Fund that uses a different methodology to identify and/or incorporate ESG impact criteria or relies solely or primarily on financial metrics. Impact investing is qualitative and subjective by nature. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that the Investment Manager’s definition of impact investing, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria, which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that integrate certain “impact” criteria. The investments selected by the Investment Manager as demonstrating certain ESG characteristics may not be the same as those selected by other investment managers as exhibiting those characteristics.

There is a risk that information used by the Investment Manager to evaluate environmental, social and governance (“Impact”) factors may not be readily available, complete, or accurate, which could negatively impact the Investment Manager’s ability to evaluate such factors. The Investment Manager relies on various sources of information to evaluate an opportunity, including information that may be based on assumptions and estimates. To the extent that the Investment Manager references ESG information from third-party data providers in conducting its proprietary analysis, such information may be incomplete, inaccurate or unavailable. Neither the Fund nor the Investment Manager can offer assurances that the Investment Manager’s investment process or sources of information will provide an accurate assessment of the Fund’s investments. The Investment Manager uses third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. Data can vary across providers or within industries. ESG standards differ by region and industry, and “impact” practices or the Investment Manager’s or data providers’ assessment of ESG practices may change over time. Regulatory changes or interpretations regarding the definitions and/or use of “impact” criteria could have a material adverse effect on a Fund’s ability to invest in accordance with its investment strategies and/or achieve its investment objective. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process.

CATALYTIC CAPITAL RISK. The Fund may invest in certain catalytic capital opportunities that are expected to generate an outsized positive social or environmental impact but at the cost of lower returns or elevated risk relative to other investment opportunities. Since there is substantial uncertainty concerning the outcome of transactions involving these business enterprises, there is a high degree of risk of loss. In addition, there can be no guarantee that a catalytic event anticipated by the Investment Manager will occur or have the impact that the Investment Manager expects.

LIQUIDITY RISK. The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. Further, the Fund may make investments that may become less liquid in response to market developments or geopolitical events such as sanctions, trading halts or wars, or adverse investor perceptions. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund may purchase securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable. In addition, if for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund or an Underlying Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund or Underlying Funds attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund or Underlying Funds when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund or an Underlying Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s or Underlying Funds’ position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund or Underlying Funds enter into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s or an Underlying Fund’s portfolio.

VALUATION RISKS. Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. Valuation may require more research, and elements of judgment may play a greater role in the valuation of private securities as compared to public securities because there is less reliable objective data available. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments. The Investment Manager is entitled to receive a management fee for its services to the Fund, which is based, in part, on the value of the Fund’s investments. This creates a potential conflict of interest as the Investment Manager is involved in the valuation of the Fund’s investments. For listed securities for which market quotations are readily available, the Fund’s Administrator obtains prices from recognized independent pricing agents at the last quoted sale price at which a security is traded as of the close of business on a day when the Fund calculates its NAV. If there is no such reported sale on that day, a listed security is generally priced at the closing bid price for securities held long or at the closing ask price for securities held short.

Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade policies, treaties and tariffs, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. See “INTEREST RATE RISK” for more information. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

DUE DILIGENCE RISK. The Fund conducts, and may use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the investment professionals of the Fund’s Investment Manager, will use publicly available information as well as information from their relationships with former and current management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments. In addition, the Investment Manager may rely upon independent consultants in connection with its evaluation of proposed investments. There can be no assurance that these consultants will accurately evaluate such investments.

FRAUD RISK. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

ALTERNATIVE INVESTMENTS RISK. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

ASSET ALLOCATION RISK. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

ARTIFICIAL INTELLIGENCE. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.

EXPEDITED INVESTMENT DECISIONS RISK. Investment analyses and decisions may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available may be more limited and there may be insufficient time available to complete typical due diligence processes, thereby potentially increasing the risk of an adverse investment result.

DIFFICULTY IN LOCATING SUITABLE INVESTMENTS RISK. The success of the Fund will depend, in part, on the ability to identify and execute suitable investments that meet its investment objectives. The targeted asset classes are often limited in capacity or inconsistent in the supply of available opportunities. In addition, the market for attractive investment opportunities is highly competitive and the ability to execute at attractive prices and terms may deteriorate as new competitors enter the market. The Fund’s impact investing framework may further limit the availability of suitable investments. The investment process requires a substantial amount of upfront work and may involve a high degree of uncertainty around the ultimate execution of a deal. As a result of these factors, the Fund may hold elevated levels of cash or experience reduced returns on investments over time.

COUNTERPARTY RISK. Investments and investment transactions are subject to various counterparty risks. The counterparties to transactions in over-the-counter or “inter-dealer” markets are typically subject to lesser credit evaluation and regulatory oversight compared to members of “exchange-based” markets. This may increase the risk that a counterparty will not settle a transaction because of a credit or liquidity problem, thus causing the Fund to suffer losses. In addition, in the case of a default, an investment could become subject to adverse market movements while replacement transactions are executed. Such counterparty risk is accentuated for investments with longer maturities or settlement dates where events may intervene to prevent settlement or where transactions are concentrated with a single or small group of counterparties. Furthermore, upon the bankruptcy, insolvency or liquidation of any counterparty, the investor may be deemed to be a general, unsecured creditor of such counterparty and could suffer a total loss with respect to any positions and/or transactions with such counterparty. Under current market conditions, counterparty risk is substantially increased and more difficult to predict. In addition to heightened risk of bankruptcy, in this environment there is a greater risk that counterparties may have their assets frozen or seized as a result of government intervention or regulation. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one or a limited number of counterparties. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

PRIVATE MARKETS RISK. The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

COMMITMENT STRATEGY RISK. Certain of the instruments in which the Fund invests are structured to draw-down capital from investors through capital calls for purposes of private investments. Investors in such vehicles may not contribute the full amount of their commitment to the investment at the time of their initial purchase. Instead, investors may be required to make incremental contributions pursuant to capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash for the purpose of meeting such obligations could negatively impact the Fund’s performance. If investors in these vehicles employ an “over-commitment” strategy, this could result in insufficient cash to meet such commitments, which could have negative impacts on the Fund such as a reduced ability to pursue its investment strategy; a need to borrow or sell assets at depressed prices, and penalties. The Fund will need to make commitments in advance of knowing the account’s total assets under management at the time the total commitment is fully drawn down. If assets have increased or decreased at a greater level than would normally be expected, the Fund may be significantly under or over its targeted allocation.

SERVICER RISK. The Fund may rely upon third-party loan or asset servicers, who among other duties, play a critical role in collecting, processing and accounting for payments as well as engage in efforts to repair or collect on delinquent or non-performing borrowers. As such, the Fund’s investments may be adversely affected by the inability of such servicers to perform their duties in a satisfactory manner, or if the servicer becomes unwilling or unable to continue to provide such services. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments.

LITIGATION AND COLLECTIONS COSTS RISK. Should the Fund need to collect on a defaulted loan, litigation could result. There is a high cost associated with any litigation and the results of litigation are always uncertain. Even before litigation is commenced, the Fund could experience substantial costs in trying to collect on defaulted investments, such as legal fees, collection agency fees, or discounts related to the assignment of a defaulted loan to a third party.

ACTIVE TRADING AND RISKS OF SECURITIES ACTIVITIES. The Fund is actively managed and may purchase and sell investments without regard to the length of time held. Active trading may have a negative impact on performance by increasing brokerage and other transaction costs and may generate greater amounts of net short-term capital gains, which, for taxable accounts, would be subject to tax at ordinary income tax rates. The Fund invests and trades in a variety of different securities and utilizes a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager attempts to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

LIMITED VOTING RIGHTS. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default. Even in such cases, such rights may be limited to the terms of the debenture or other agreements.

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Underlying Funds and their affiliates and third-party service providers are subject to cybersecurity risks. Cyber security risks have significantly increased in recent years and the Fund could suffer such losses in the future. Computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. If one or more of such events occur, this potentially could jeopardize confidential and other information, including non-public personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of the Underlying Funds or their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There can be no assurance that the Fund or its service providers, or the issuers of the securities in which the Fund invest, will not suffer losses relating to cybersecurity breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.

CONFLICTS OF INTEREST RELATING TO CO-INVESTING. The Fund has been granted an order of exemptive relief from the SEC (the “Order”) that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Manager or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act. The Order imposes various conditions on the Fund and the Investment Manager intended to ensure that any co-investment transactions are done in a fair and equitable manner.

The Investment Manager’s investment allocation policy is designed to manage the potential conflicts of interest between its fiduciary obligations to the Fund and its similar fiduciary obligations to other clients; however, there can be no assurance that the Investment Manager’s efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund.

The allocation of investment opportunities among the Fund and any of the other investment funds sponsored or accounts managed by the Investment Manager may not always, and often will not, be proportional. In general, pursuant to the Investment Manager’s investment allocation policy, the process for making an allocation determination includes an assessment as to whether a particular investment opportunity (including any follow-on investment in, or disposition from, an existing investment held by the Fund or another investment fund or account) is suitable for the Fund or another investment fund or account. In making this assessment, the Investment Manager may consider a variety of factors, including, without limitation: the investment objectives, guidelines and strategies applicable to the investment fund or account; the nature of the investment, including its risk-return profile and expected holding period; portfolio diversification and concentration concerns; the liquidity needs of the investment fund or account; the ability of the investment fund or account to accommodate structural, timing and other aspects of the investment process; the life cycle of the investment fund or account; legal, tax and regulatory requirements and restrictions, including, as applicable, compliance with the Investment Company Act (including requirements and restrictions pertaining to co-investment opportunities); compliance with existing agreements of the investment fund or account; the available capital of the investment fund or account; diversification requirements for RICs; the gross asset value and net asset value of the investment fund or account; the current and targeted leverage levels for the investment fund or account; and portfolio construction considerations. The relevance of each of these criteria will vary from investment opportunity to investment opportunity.

Also, conflicts may nonetheless arise, including, but not limited to, the following:

The Investment Manager may be incentivized to pursue a co-investment transaction for reputational or other reasons that are not directly advantageous to the Fund. For example, the Investment Manager may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment transaction with the Fund, in which case the Investment Manager might be incentivized to recommend that the Fund participate in riskier co-investment transactions than would be the case if the Fund was the only participant.

By reason of the various activities of the Investment Manager and its affiliates, the Investment Manager and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

LIMITS OF RISK DISCLOSURES. The discussions of the various risks, and the related discussion of risks here and in the SAI, that are associated with the Fund or Underlying Funds and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS

The following are investment strategy-specific principal risks applicable to investments made by the Investment Manager and investments of the Fund’s assets in Underlying Funds:

SPECIALTY FINANCE. The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is secured by the underlying collateral, which are typically diversified pools of assets. In an event of default, the Fund may incur additional expenses and may rely on the collection efforts of the Investment Manager. Terms of the facility may vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

NON-BANK LENDING. The Fund may engage with a variety of U.S. and non-U.S. non-bank lenders, including but not limited to, providing senior credit facilities secured by their origination, investing in whole loans or pooled vehicles that hold their origination and taking equity warrants in the non-bank lender. Non-bank lenders pose unique risks relative to traditional banks, not the least of which is that they generally operate in a less regulated environment, which may result in weaker capitalization, less robust operational and risk controls, higher and more variable costs of capital and heightened legal and fraud risk. In addition, the regulatory requirements for non-bank lenders are variable across local and national jurisdictions and subject to sudden change in ways that may have a material adverse impact on their ability to continue to conduct business.

PRIVATE CREDIT RISK. As part of its strategy, the Fund will seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers, either directly or through private fund investments. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The companies in which the Fund invests may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

RENEWABLE ENERGY RISK. Investments in renewable energy can be negatively affected by lower energy output resulting from variable inputs, mechanical breakdowns, faulty technology, competitive electricity markets or changing laws that mandate the use of renewable energy sources by electric utilities. Certain investments may involve construction, which are at risk of delays, cost overruns and government disapproval of plans. Renewable energy investments may be subject to the risk of fluctuations in commodity prices. Existing regulations and policies and changes to these regulations and policies may present technical, regulatory and economic barriers to the purchase and use of energy generation products. In some cases, without government support, incentive programs or regulatory mandate, a renewable energy investment may not be financially viable. These investments are also subject to a myriad of ever changing federal, state and local laws and regulations, which can present challenges in remaining in compliance.

EDUCATION FINANCE RISK. The Fund may invest in opportunities in education finance, including direct student loans or alternative student financing mechanisms such as Income Share Agreements (see Income Share Agreement risk disclosure). The Fund may also directly finance schools, including for-profit vocational and technical schools and charter schools. In addition to general interest rate and credit risks associated with consumer credit and lower quality corporate risk, such investments are subject to heightened regulatory scrutiny and may be adversely affected by changes governments’ education policies.

INCOME SHARE AGREEMENTS. Income Share Agreements (“ISAs”) are an alternative way for students to finance tuition instead of a student loan. In a typical ISA, students would agree to pay a fixed percentage of their income once they are employed and earning in excess of a specified threshold salary. In addition, most ISAs have a maximum amount required to be paid by the obligor and a defined term, typically three to ten years. There are significant variations in the terms of ISAs. Investments in the ISAs generally will be subject to risks incident to the ownership of contract rights against third party obligors, including: (i) risks associated with the general domestic economic climate; (ii) local employment conditions; (iii) risks due to dependence on cash flow; (iv) risks arising out of problems in certain industries that would otherwise employ the ISA obligors; (v) changes in supply of, or demand for, the types of employees who are the ISA obligors; (vi) the general financial condition of the ISA obligors; (vii) changes in tax laws and regulations; and (viii) the ability of the company, its affiliates or third-party servicers to manage and service the ISAs.

The U.S. Department of Education has issued regulations to create new income-driven repayment plans to reduce future monthly payments for lower- and middle-income student loan borrowers. Income-driven repayment plans are a form of debt relief for students under which repayments are based on the borrower’s income. Under these plans, monthly payments are generally based on a percentage of the borrower’s discretionary income and family size and, by the end of the repayment period, any remaining balance not paid off is forgiven. While it is too early to discern the full impact of the repayment flexibility provided by these regulations, under these plans, the ultimate repayment may be delayed for a period significantly longer than the originally scheduled repayment term.

LITIGATION FINANCE. The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Investment Manager’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.

Evaluation and Disclosure of Cases and Case Performance. Due to competitive and legal considerations and restrictions, the Fund and the Investment Manager may not be able to provide to investors details regarding any underlying investment opportunity. Investors will be wholly dependent upon the Investment Manager’s ability to assess and manage investments made by the Fund.

Recovery Risks and Timing Uncertainty. Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Investment Manager’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Investment Manager will be able to predict the timing of any such payments.

Legal Professional Duties. For most investments made by the Fund, the Fund will not be the client of the law firm representing the party to the litigation or transaction and will not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also will be subject to an overriding duty to the courts and not the Fund.

Reliance on Outside Counsel and Experts. As part of the due diligence process in which the Funds engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Investment Manager will sometimes be dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

SMALL BUSINESS LENDING. The Fund may make investments in a variety of structures that involve lending to small businesses and newly formed companies. Lending to small businesses and startups presents unique risks. Small businesses and startups generally have limited borrowing and operating histories, making it more difficult to assess their creditworthiness. In addition, small businesses and startups may have fewer assets available to use as collateral, leaving the Fund with little recourse in an event of default on the loan. The businesses of the borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments.

RECEIVABLES. The Fund may invest in loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in an event of default, pursue and collect collateral. In an event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.

RESTRICTED SECURITIES. The Fund may invest in restricted securities, primarily through direct placements. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. As discussed further below, this lack of liquidity creates special risks. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the Securities Act. Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

Rights (sometimes referred to as “subscription rights”) and warrants may be purchased separately or may be received as part of a distribution in respect of, or may be attached to, other securities that the Fund have purchased. Rights and warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the rights or warrants, or a related company, at a fixed price either on a date certain or during a set period. Typically, rights have a relatively short term (e.g., two to four weeks), whereas warrants can have much longer terms. At the time of issue, the cost of a right or warrant is typically substantially less than the cost of the underlying security itself.

Particularly in the case of warrants, price movements in the underlying security are generally magnified in the price movements of the warrant. This effect would enable the Fund to gain exposure to the underlying security with a relatively low capital investment but increases the Fund’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant, which may result in losses to the Fund. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

SECONDARY PURCHASES OF PRIVATE FUNDS. Secondary purchases involve the acquisition of pre-existing investor commitments to private funds in privately negotiated transactions. The Fund will largely focus on secondary purchases in private funds where the underlying assets, such as loans to private companies, are consistent with the investment objectives of the Fund. When purchasing a secondary, the buyer will agree to purchase an investor’s existing limited partnership position in an Underlying Fund and take on existing obligations to fund future capital calls. At the time of purchase, the buyer may have limited, dated and imperfect information about the fund which may create challenges to value the opportunity properly.

PORTFOLIO FINANCE. The Fund may engage, either directly or through Underlying Funds, in portfolio financing transactions. These investments will typically be loans secured by a pool of underlying investments and are subject to the inherent risks typically found in debt origination or investment in debt securities. Additional risks for these types of loans could include difficulty in valuing the underlying portfolio assets, underlying limited partners resisting or contesting such loans, the removal of the investment manager and/or general partner subjecting the investment to additional management instability and the potential to have the investment subordinated to current and/or future debt at the fund level. Further, if the debt is secured by uncalled committed capital, there is a risk that underlying limited partners could default on their commitment. These pools of collateral could also be concentrated in only a few companies or the ownership could be diluted by further capital funding that may be required.

TRANSPORTATION FINANCE. The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

WAREHOUSING AND SEASONAL FACILITIES. The Fund may provide warehousing and seasoning credit facilities to a variety of lenders, funds, platforms, companies and other entities. These facilities are typically secured by the borrower’s investment activities, acquisitions and lending assets. The intent of such facilities is to provide the borrower with short-term financing to support their ongoing investment activities in an anticipation of redistribution of the same assets to another capital provider, such as a fund, a platform or public offering. The facilities may also be used to season certain investment assets, as required by tax, legal or regulatory requirements, before passing from one legal entity to another. Although the intent of such facilities to be short-term in nature, there can be no assurance that the borrower will be successful in redistributing the assets as intended to the long-term providers of capital. In such cases, the length of the exposure to such assets may extend considerably, and in certain circumstances, may lead to the Fund owning such assets outright which may further lengthen the term of exposure. In certain situations, the value of the assets may decline considerably over the life of the exposure resulting in adverse results for the Fund.

REAL ESTATE RELATED RISK. The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. The Fund may invest in a wide array of real estate exposures that involve equity or equity-like risk in the underlying properties. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; the increasing cost of insurance and the potential inability to obtain insurance; and natural disasters.

MUNICIPAL DEBT. Municipal securities may be subject to credit or default risk, interest rate risk and certain additional risk. The municipal securities comprising the Fund’s investments may include debt obligations issued to obtain funding for various public purposes, including the construction of a wide range of public infrastructure and facilities (including housing), essential social, health and/or public service sector programs and initiatives, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of securities are issued by or on behalf of public authorities, for example, to finance privately owned or operated facilities, including in respect of electric energy or gas, sewage, solid waste disposal and other specialized facilities. In addition, other private activity securities, the proceeds of which are used, for example, for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, but current federal tax laws place substantial limitations on the size of such issues. The interest on the Fund’s investments may bear a fixed rate or be payable at a variable or floating rate. The Fund’s investments in municipal debt may be more sensitive to adverse economic, business or political developments if it invests a significant portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

REITS. The Fund may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate securities they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

EXCHANGE-TRADED FUND RISK. The Fund’s investments in ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. The ETFs in which the Fund may invest that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs are actively managed ETFs (i.e., they do not track a particular benchmark), which are subject to active management risk and may trade below their NAV. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. There is a risk that ETFs may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Additionally, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, such ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. In addition, certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. Asset-backed exposures are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, trade receivables, equipment leases, and other assets that produce streams of payments. Asset backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Funds will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

Real Estate Loans

•        Senior Mortgage Loans: These mortgage loans are typically secured by first liens on properties, including office, multifamily, retail, industrial, senior living facilities, hospitality and mixed-use. In some cases, first lien mortgages may be divided into an A-Note and a B-Note. The A-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties that is senior to a B-Note secured by the same first mortgage property or group.

•        Subordinated Debt: These loans may include structurally subordinated first mortgage loans and junior participations in first mortgage loans or participations in these types of assets. As noted above, a B-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties and is subordinated ty an A-Note secured by the same first mortgage property or group. The subordination of a B-Note or junior participation typically is evidenced by participation or intercreditor agreements with other holders of interests in the note. B-Notes are subject to more credit risk with respect to the underlying mortgage collateral than the corresponding A-Note.

•        Preferred Equity: Real estate preferred equity investments are subordinate to first mortgage loans and are not collateralized by the property underlying the investment. As a holder of preferred equity, the Fund seeks to enhance its position with covenants that limit the activities of the entity in which the Fund has an interest and protect its equity by obtaining an exclusive right to control the underlying property after an event of default, should such default occur on the Fund’s investment.

•        Mezzanine Loans: Like B-Notes, these loans are also subordinated, but are usually secured by a pledge of the borrower’s equity ownership in the entity that owns the property or by a second lien mortgage on the property. In a liquidation, these loans are generally junior to any mortgage liens on the underlying property, but senior to any preferred equity or common equity interests in the entity that owns the property. Investor rights are usually governed by intercreditor agreements. See “MEZZANINE DEBT” below.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

MEZZANINE DEBT. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

INFRASTRUCTURE. The Fund may invest its assets in securities issued by companies in the infrastructure industry. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects, especially in emerging markets, may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

AGRICULTURE AND TIMBER. The Fund may invest its assets in securities issued by companies in the agriculture industry or private funds that invest in such securities. Companies involved in the agriculture industry and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture industry and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for products and services provided by companies involved in agriculture and farming-related activities. Furthermore, agricultural and farming-related activities are subject to risks associated with cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, consolidation and excess capacity. Generally, companies involved in the agriculture industry and farming-related activities are affected by the economic health of consumers. As a result, a weak economy and its effect on consumer spending could adversely affect such companies.

Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

EQUITY SECURITIES. The investment portfolio of the Fund may include long and short positions in common stocks, limited partnership or limited liability units, preferred stocks, BDC equity securities and convertible and hybrid securities of U.S. and foreign issuers. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations about changes in interest rates, investor sentiment towards equities, changes in a particular issuer’s or industry’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer or industry. Prices of equity securities of individual entities also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. In addition, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the price of equity securities to which the Fund has exposure. Equity security prices may fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events that affect the issuers. In addition, equity security prices may be particularly sensitive to rising interest rates, which increases borrowing costs and the costs of capital.

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate, may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). In the past few years, the Fed has raised interest rates in light of inflationary pressures. It is possible that interest rates may increase rapidly.

Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience rising interest rates, rather than falling rates, over its investment horizon. To the extent the Fund or an Underlying Fund borrows money to finance its investments, the Fund’s or Underlying Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Underlying Fund’s financial condition and results.

In addition, a decline in the prices of the debt the Fund or an Underlying Fund owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies to service their debt, which could materially impact investments in operating companies of the Fund or an Underlying Fund.

GENERAL CREDIT RISKS. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. An investor could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities defaults or is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its obligations. A downgrade of the credit of a security may also decrease its value.

EXTENSION RISK. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down, because their interest rates are lower than the current interest rate and they remain outstanding longer.

ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their debt securities. If interest rates fall, an issuer may exercise this right. In that event, the security holder will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

REINVESTMENT RISK. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to reinvest the proceeds in lower-yielding securities. A decline in income received by the Fund from its investments is likely to have a negative effect on the market price, NAV and/or overall return of the Fund.

SPREAD RISK. Wider credit spreads and decreasing market values typically represent a deterioration of the debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

LOW CREDIT QUALITY SECURITIES/HIGH YIELD SECURITIES. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in below investment-grade securities, be more dependent upon the Investment Manager’s credit analysis than would be the case if the Fund or Underlying Funds were investing in higher-quality securities. Below investment-grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities.

DISTRESSED OR DEFAULTED SECURITIES. Investments in defaulted securities and obligations of distressed issuers, including loans and other securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks and are considered speculative. The Fund may suffer significant losses if the reorganization or restructuring is not completed as anticipated. Repayment of defaulted loans and other securities and obligations of distressed issuers is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.

DERIVATIVE INSTRUMENTS. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks. Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives costlier, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns. Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Investment Manager’s success in these transactions will depend principally on their ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Investment Manager anticipates purchasing or selling a non-U.S. security. This technique would allow the Investment Manager to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Investment Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. The Fund is not required to hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

In addition, the Fund is required to comply with Rule 18f-4 under the Investment Company Act and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. See “LEGAL, TAX AND REGULATORY” for more information.

NON-U.S. INVESTMENTS. It is expected that the Fund will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by exchange control regulations; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve their investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems.

NON-U.S. INVESTMENTS – EMERGING MARKETS. Securities, loans, advances and other investment exposures originating in emerging and developing markets, including in frontier countries, present risks not found in more developed markets. Exposures in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than those in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Investment Manager’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Additionally, frontier countries generally have smaller economies and/or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

CURRENCY. The value of securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country; the actions of U.S. and foreign governments or central banks; the imposition of currency controls; and speculation.

CO-INVESTMENT REVENUE. The Fund may invest in co-investment vehicles owned and managed by unaffiliated entities. The investment strategy of any co-investment vehicle in which the Fund invests will be consistent with the investment objective, investment strategies, and risk factors of the Fund. The Fund may receive an asset-based fee from other investors in the co-investment fund for rendering certain services to the co-investment fund such as warehousing investments and acting as the collateral agent. The asset-based fees may be subordinated to outside investor capital and thus subject to first loss if the investment underperforms.

SECTOR RISK. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

FINANCIAL SECTOR RISK. Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

LIBOR DISCONTINUATION RISK. Most London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. As of September 30, 2024, the UK FCA has confirmed that all publications of LIBOR, including all synthetic publications of the 1-, 3-, and 6-month U.S. dollar LIBOR settings, have ceased. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. Instruments in which the Fund invests historically paid interest at floating rates based on LIBOR or were subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests also historically obtained financing at floating rates based on LIBOR. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or an Underlying Fund’s performance or NAV.

SOFR RISK. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, including following the discontinuation of LIBOR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

SENIOR LOANS. Senior loans hold a senior position in the capital structure of a business entity, are typically, but not always, secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior loans typically have floating interest rates determined by a reference to a base lending rate plus a premium. Senior loans are subject to the risk of non-payment of scheduled interest or principal. Although the Fund may seek to dispose of loan collateral in an event of default, it may be delayed in exercising such rights or its rights may be contested by others. In addition, the value of the collateral may deteriorate so that the collateral is insufficient for the Fund to recover its investment in an event of default. No active trading market may exist for many senior loans, and some senior loans may be subject to restrictions on resale.

BANK DEBT TRANSACTIONS. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment.

In addition to the special risks generally associated with investments in bank loans described above, the Fund’s investments in second-lien and unsecured bank loans will entail additional risks, including (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral and (ii) with respect to second-lien loans, the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder, and with respect to unsecured loans, the absence of any collateral on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The Fund’s investments in bank loans of below investment grade companies also entail specific risks associated with investments in non-investment grade securities.

SHORT POSITIONS. Short positions may comprise a small portion of any Underlying Fund’s investments and, therefore, of the Fund’s overall portfolio. In short selling, the Fund or Underlying Funds will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund or Underlying Funds are required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund or Underlying Funds also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes.

BONDS AND OTHER FIXED INCOME SECURITIES. The Fund may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changing perceptions about the creditworthiness of individual issuers (including governments), counterparty credit risk, prepayment risk or broader changes to the economic environment that may affect future cash flows. Such investments will always be exposed to certain risks that cannot be hedged and the Investment Manager is not obligated to seek to hedge against any risk, including fluctuations in the value of investments as a result of changes in market, principal, credit, interest rate, counterparty or currency risk or any other developments. Additionally, ongoing regulatory changes related to the creation and trading of securities in the fixed income markets may create unforeseeable risks. There may be more sensitivity to adverse economic, business, political, sector or geographical developments if a substantial portion of a client’s assets are invested in bonds of certain states, similar sectors or in particular types of municipal securities.

STRUCTURED CREDIT SECURITIES. Structured credit securities consist of investments in synthetic instruments such as collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), and collateralized bond obligations (“CBOs”) that create varying economic return streams from a common underlying pool of assets. Typically, the structured credit security has a first-loss equity tranche and one or more senior tranches. The value of the investment owned by the Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of the structured credit instrument must rely solely on distributions on the collateral or proceeds thereof for payment in respect thereof. If distributions on the collateral are insufficient to make payments to the instrument’s investors, no other assets will be available for payment of the deficiency and following the sale of the collateral, the obligations of such issuer to pay such deficiency generally will be extinguished.

Issuers of structured securities will sometimes acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically becomes a lender under the credit agreement with respect to the loan or debt obligation; however, its rights can be more restricted than those of the assigning institution. In purchasing participations, an issuer of structured securities will usually have a contractual relationship only with the selling institution, and not the borrower. The structured security generally will have neither the right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor have the right to object to certain changes to the loan agreement agreed to by the selling institution. The structured security may not directly benefit from the collateral supporting the related loan and may be subject to any rights of set-off the borrower has against the selling institution. In addition, in the event of the insolvency of the selling institution, under the laws of the United States and the states thereof, the structured security may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, the structured security may be subject to the credit risk of the selling institution as well as of the borrower.

Effects of Leverage [Text Block]

LEVERAGE

The borrowing of money, use of swap agreements, options or other derivative instruments, use of short sales, and the issuance of preferred stock and debt securities represent the leveraging of the Fund’s common stock. The issuance of additional common stock may enable the Fund to increase the aggregate amount of its leverage or to maintain any existing leverage. The financing entity or counterparty on any swap, option or other derivative instrument may be any entity or institution which the Investment Manager determines to be creditworthy.

The Fund may be subject to certain restrictions on investments imposed by lenders or by one or more rating agencies that may issue ratings for any senior securities issued by the Fund. Borrowing covenants or rating agency guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act.

As a result of this leverage, a relatively small movement in the spread relationship between the securities and commodities interests the Fund indirectly owns and those which it has indirectly sold short may result in substantial losses.

The Fund reserves the right at any time to use financial leverage to the extent permitted by the Investment Company Act (50% of total assets for preferred stock and 33 1/3% of total assets for senior debt securities) or the Fund may elect to reduce the use of leverage or use no leverage at all. The Fund considers market conditions at the time leverage is incurred and monitors for asset coverage ratios relative to Investment Company Act requirements and the Fund’s financial covenants on an ongoing basis. The timing and terms of any leverage transactions will be determined by the Board. Additionally, the percentage of the Fund’s assets attributable to leverage may vary significantly during periods of extreme market volatility and will increase during periods of declining market prices of the Fund’s portfolio holdings. The Fund generally will not use leverage unless the Fund believes that leverage will serve the best interests of the Fund’s Shareholders. The principal factor used in making this determination is whether the potential return is likely to exceed the cost of leverage. The Fund will not issue additional leverage where the estimated costs of issuing such leverage and the on-going cost of servicing the payment obligations on such leverage exceed the estimated return on the proceeds of such leverage. In making the determination of whether to issue leverage, the Fund must rely on estimates of leverage costs and expected returns. Actual costs of leverage vary over time depending on interest rates and other factors. In addition, the percentage of the Fund’s assets attributable to leverage may vary significantly during periods of extreme market volatility and will increase during periods of declining market prices of the Fund’s portfolio holdings. Actual returns vary depending on many factors. The Board also will consider other factors, including whether the current investment opportunities will help the Fund achieve its investment objective and strategies.

Under the Investment Company Act, the Fund is not permitted to issue preferred stock unless immediately after such issuance, the value of the Fund’s total assets (including the proceeds of such issuance) less all liabilities and indebtedness not represented by senior securities is at least equal to 200% of the total of the aggregate amount of senior securities representing indebtedness plus the aggregate liquidation value of any outstanding preferred stock. Stated another way, the Fund may not issue preferred stock that, together with outstanding preferred stock and debt securities, has a total aggregate liquidation value and outstanding principal amount of more than 50% of the value of the Fund’s total assets, including the proceeds of such issuance, less liabilities and indebtedness not represented by senior securities. In addition, the Fund is not permitted to declare any distribution on its common stock, or purchase any of the Fund’s shares of common stock (through tender offers or otherwise) unless the Fund would satisfy this 200% asset coverage requirement test after deducting the amount of such distribution or share price, as the case may be. The Fund may, as a result of market conditions or otherwise, be required to purchase or redeem preferred stock, or sell a portion of its investments when it may be disadvantageous to do so, in order to maintain the required asset coverage. Common stockholders would bear the costs of issuing additional preferred stock, which may include offering expenses and the ongoing payment of distributions. Under the Investment Company Act, the Fund may only issue one class of preferred stock.

Under the Investment Company Act, the Fund is not permitted to incur indebtedness unless immediately after doing so the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the Investment Company Act, the Fund may not declare any dividend or other distribution upon any class of its Shares, or repurchase any such Shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such repurchase, asset coverage of at least 300% after deducting the amount of such dividend, distribution, or repurchase price, as the case may be.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund is authorized to offer Shares designated as Institutional Class Shares. While the Fund presently offers a single class of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Institutional Class Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) the addition of sales loads; or (7) any conversion features, as permitted under the Investment Company Act.

Outstanding Securities [Table Text Block]	OUTSTANDING SECURITIES*
(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Institutional	Unlimited	$0	$85,778,849

Outstanding Security, Title [Text Block]	Institutional	[6]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	85,778,849	[6]
GENERAL RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL RISKS

LIMITED LIQUIDITY; REPURCHASE OFFERS. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline, pursuant to Rule 23c-3 under the Investment Company Act. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

The Fund’s repurchase policy may have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. See “TENDER OFFERS/OFFERS TO REPURCHASE” and “TENDER/REPURCHASE PROCEDURES.”

UNDERLYING FUNDS RISK. Your cost of investing in the Fund, due to its investments in Underlying Funds, may be higher than the cost of investing in a fund that only invests directly in individual securities. If the Fund invests its assets in underlying closed-end funds, mutual funds, exchange-traded funds, private funds or other pooled vehicles, the Fund’s ability to achieve its investment objective depends largely on the performance of the Underlying Funds selected. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Underlying Fund will be achieved. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially and/or adversely affect the Fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed, and additional changes are expected. For example, the regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially and/or adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. Rule 18f-4 under the Investment Company Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, including tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4.

The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund has been, and intends to continue to be, a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments. Managers of the Underlying Funds, to the extent they are subject to the Investment Company Act, may also be impacted by the requirements of Rule 18f-4. Similarly, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially and/or adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Fund and/or limit potential investment strategies that would have otherwise been used by the Fund in order to seek to obtain higher returns. New or revised laws or regulations may be imposed by the SEC, the Commodity Futures Trading Commission (the “CFTC”), the Internal Revenue Service (the “IRS”), the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations. The Investment Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC with respect to the Fund, and, therefore, the Investment Manager is not subject to CFTC registration or regulation as a CPO with respect to the Fund. In addition, the Investment Manager is relying upon a related exemption from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.

The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markers. U.S. or global markets may be adversely affected by uncertainties and events or the threat or potential of one or more such events and developments in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, and changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty continues to exist about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; the stability of global financial markets; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Recent technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

BORROWING; USE OF LEVERAGE. The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these or similar or other methods. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. See “LEVERAGE.”

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

PORTFOLIO TURNOVER. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Investment Manager feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Investment Manager considers portfolio changes appropriate.

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. For any taxable year the Fund does not qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income is subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three tests each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, the spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, climate change and climate-related events, political developments, changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an Underlying Fund’s ability to access depository accounts. In such cases, the Fund or an Underlying Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an Underlying Fund or other Fund investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an Underlying Fund or other Fund investment may not recover such excess, uninsured amounts.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

LIMITED LIQUIDITY; REPURCHASE OFFERS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITED LIQUIDITY; REPURCHASE OFFERS. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline, pursuant to Rule 23c-3 under the Investment Company Act. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

The Fund’s repurchase policy may have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Investment Manager would otherwise want, potentially resulting in losses, and may increase the Fund’s portfolio turnover, subject to such policies as may be established by the Board in an attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. See “TENDER OFFERS/OFFERS TO REPURCHASE” and “TENDER/REPURCHASE PROCEDURES.”

UNDERLYING FUNDS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

UNDERLYING FUNDS RISK. Your cost of investing in the Fund, due to its investments in Underlying Funds, may be higher than the cost of investing in a fund that only invests directly in individual securities. If the Fund invests its assets in underlying closed-end funds, mutual funds, exchange-traded funds, private funds or other pooled vehicles, the Fund’s ability to achieve its investment objective depends largely on the performance of the Underlying Funds selected. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Underlying Fund will be achieved. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

LEGAL, TAX AND REGULATORY [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially and/or adversely affect the Fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed, and additional changes are expected. For example, the regulatory and tax environment for derivative instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially and/or adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. Rule 18f-4 under the Investment Company Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, including tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4.

The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund has been, and intends to continue to be, a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments. Managers of the Underlying Funds, to the extent they are subject to the Investment Company Act, may also be impacted by the requirements of Rule 18f-4. Similarly, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially and/or adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Fund and/or limit potential investment strategies that would have otherwise been used by the Fund in order to seek to obtain higher returns. New or revised laws or regulations may be imposed by the SEC, the Commodity Futures Trading Commission (the “CFTC”), the Internal Revenue Service (the “IRS”), the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations. The Investment Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC with respect to the Fund, and, therefore, the Investment Manager is not subject to CFTC registration or regulation as a CPO with respect to the Fund. In addition, the Investment Manager is relying upon a related exemption from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.

The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.

RECENT MARKET CIRCUMSTANCES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markers. U.S. or global markets may be adversely affected by uncertainties and events or the threat or potential of one or more such events and developments in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, and changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty continues to exist about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; the stability of global financial markets; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Recent technological developments in, and the increasingly widespread use of, artificial intelligence technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence technologies. As artificial intelligence technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which artificial intelligence technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

BORROWING [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BORROWING; USE OF LEVERAGE. The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these or similar or other methods. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. See “LEVERAGE.”

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

PORTFOLIO TURNOVER [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PORTFOLIO TURNOVER. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Investment Manager feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Investment Manager considers portfolio changes appropriate.

NON-DIVERSIFIED STATUS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. For any taxable year the Fund does not qualify as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income is subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three tests each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus.

RECENT MARKET CIRCUMSTANCES One [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RECENT MARKET CIRCUMSTANCES. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, the spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, climate change and climate-related events, political developments, changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an Underlying Fund’s ability to access depository accounts. In such cases, the Fund or an Underlying Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an Underlying Fund or other Fund investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an Underlying Fund or other Fund investment may not recover such excess, uninsured amounts.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

GENERAL INVESTMENT-RELATED RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL INVESTMENT-RELATED RISKS

IMPACT INVESTING RISK. There is a risk that the investments identified by the Investment Manager as consistent with the Fund’s impact investing framework do not operate as expected when addressing ESG impact. An issuer’s ESG impact or the Investment Manager’s assessment of an issuer’s ESG impact could vary over time, which could cause the Fund to be temporarily invested in investments that do not comply with the Fund’s approach to impact investing. There are significant differences in interpretations of what it means for an issuer to have a positive ESG impact. In implementing the Fund’s impact investment strategy, the Investment Manager may select or exclude investment in certain industries, sectors, regions or countries for reasons other than investment performance. In addition, it may cause the Fund to forego opportunities to buy certain securities that otherwise might be advantageous, or to sell securities when it might otherwise be advantageous to continue to hold those securities. The Fund’s incorporation of ESG criteria into its investment process may cause the Fund to perform differently from a Fund that uses a different methodology to identify and/or incorporate ESG impact criteria or relies solely or primarily on financial metrics. Impact investing is qualitative and subjective by nature. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that the Investment Manager’s definition of impact investing, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria, which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that integrate certain “impact” criteria. The investments selected by the Investment Manager as demonstrating certain ESG characteristics may not be the same as those selected by other investment managers as exhibiting those characteristics.

There is a risk that information used by the Investment Manager to evaluate environmental, social and governance (“Impact”) factors may not be readily available, complete, or accurate, which could negatively impact the Investment Manager’s ability to evaluate such factors. The Investment Manager relies on various sources of information to evaluate an opportunity, including information that may be based on assumptions and estimates. To the extent that the Investment Manager references ESG information from third-party data providers in conducting its proprietary analysis, such information may be incomplete, inaccurate or unavailable. Neither the Fund nor the Investment Manager can offer assurances that the Investment Manager’s investment process or sources of information will provide an accurate assessment of the Fund’s investments. The Investment Manager uses third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. Data can vary across providers or within industries. ESG standards differ by region and industry, and “impact” practices or the Investment Manager’s or data providers’ assessment of ESG practices may change over time. Regulatory changes or interpretations regarding the definitions and/or use of “impact” criteria could have a material adverse effect on a Fund’s ability to invest in accordance with its investment strategies and/or achieve its investment objective. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process.

CATALYTIC CAPITAL RISK. The Fund may invest in certain catalytic capital opportunities that are expected to generate an outsized positive social or environmental impact but at the cost of lower returns or elevated risk relative to other investment opportunities. Since there is substantial uncertainty concerning the outcome of transactions involving these business enterprises, there is a high degree of risk of loss. In addition, there can be no guarantee that a catalytic event anticipated by the Investment Manager will occur or have the impact that the Investment Manager expects.

LIQUIDITY RISK. The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. Further, the Fund may make investments that may become less liquid in response to market developments or geopolitical events such as sanctions, trading halts or wars, or adverse investor perceptions. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund may purchase securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable. In addition, if for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund or an Underlying Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund or Underlying Funds attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund or Underlying Funds when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund or an Underlying Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s or Underlying Funds’ position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund or Underlying Funds enter into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s or an Underlying Fund’s portfolio.

VALUATION RISKS. Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. Valuation may require more research, and elements of judgment may play a greater role in the valuation of private securities as compared to public securities because there is less reliable objective data available. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments. The Investment Manager is entitled to receive a management fee for its services to the Fund, which is based, in part, on the value of the Fund’s investments. This creates a potential conflict of interest as the Investment Manager is involved in the valuation of the Fund’s investments. For listed securities for which market quotations are readily available, the Fund’s Administrator obtains prices from recognized independent pricing agents at the last quoted sale price at which a security is traded as of the close of business on a day when the Fund calculates its NAV. If there is no such reported sale on that day, a listed security is generally priced at the closing bid price for securities held long or at the closing ask price for securities held short.

Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade policies, treaties and tariffs, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. See “INTEREST RATE RISK” for more information. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

DUE DILIGENCE RISK. The Fund conducts, and may use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the investment professionals of the Fund’s Investment Manager, will use publicly available information as well as information from their relationships with former and current management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments. In addition, the Investment Manager may rely upon independent consultants in connection with its evaluation of proposed investments. There can be no assurance that these consultants will accurately evaluate such investments.

FRAUD RISK. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

ALTERNATIVE INVESTMENTS RISK. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

ASSET ALLOCATION RISK. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

ARTIFICIAL INTELLIGENCE. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.

EXPEDITED INVESTMENT DECISIONS RISK. Investment analyses and decisions may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available may be more limited and there may be insufficient time available to complete typical due diligence processes, thereby potentially increasing the risk of an adverse investment result.

DIFFICULTY IN LOCATING SUITABLE INVESTMENTS RISK. The success of the Fund will depend, in part, on the ability to identify and execute suitable investments that meet its investment objectives. The targeted asset classes are often limited in capacity or inconsistent in the supply of available opportunities. In addition, the market for attractive investment opportunities is highly competitive and the ability to execute at attractive prices and terms may deteriorate as new competitors enter the market. The Fund’s impact investing framework may further limit the availability of suitable investments. The investment process requires a substantial amount of upfront work and may involve a high degree of uncertainty around the ultimate execution of a deal. As a result of these factors, the Fund may hold elevated levels of cash or experience reduced returns on investments over time.

COUNTERPARTY RISK. Investments and investment transactions are subject to various counterparty risks. The counterparties to transactions in over-the-counter or “inter-dealer” markets are typically subject to lesser credit evaluation and regulatory oversight compared to members of “exchange-based” markets. This may increase the risk that a counterparty will not settle a transaction because of a credit or liquidity problem, thus causing the Fund to suffer losses. In addition, in the case of a default, an investment could become subject to adverse market movements while replacement transactions are executed. Such counterparty risk is accentuated for investments with longer maturities or settlement dates where events may intervene to prevent settlement or where transactions are concentrated with a single or small group of counterparties. Furthermore, upon the bankruptcy, insolvency or liquidation of any counterparty, the investor may be deemed to be a general, unsecured creditor of such counterparty and could suffer a total loss with respect to any positions and/or transactions with such counterparty. Under current market conditions, counterparty risk is substantially increased and more difficult to predict. In addition to heightened risk of bankruptcy, in this environment there is a greater risk that counterparties may have their assets frozen or seized as a result of government intervention or regulation. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one or a limited number of counterparties. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

PRIVATE MARKETS RISK. The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

COMMITMENT STRATEGY RISK. Certain of the instruments in which the Fund invests are structured to draw-down capital from investors through capital calls for purposes of private investments. Investors in such vehicles may not contribute the full amount of their commitment to the investment at the time of their initial purchase. Instead, investors may be required to make incremental contributions pursuant to capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash for the purpose of meeting such obligations could negatively impact the Fund’s performance. If investors in these vehicles employ an “over-commitment” strategy, this could result in insufficient cash to meet such commitments, which could have negative impacts on the Fund such as a reduced ability to pursue its investment strategy; a need to borrow or sell assets at depressed prices, and penalties. The Fund will need to make commitments in advance of knowing the account’s total assets under management at the time the total commitment is fully drawn down. If assets have increased or decreased at a greater level than would normally be expected, the Fund may be significantly under or over its targeted allocation.

SERVICER RISK. The Fund may rely upon third-party loan or asset servicers, who among other duties, play a critical role in collecting, processing and accounting for payments as well as engage in efforts to repair or collect on delinquent or non-performing borrowers. As such, the Fund’s investments may be adversely affected by the inability of such servicers to perform their duties in a satisfactory manner, or if the servicer becomes unwilling or unable to continue to provide such services. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments.

LITIGATION AND COLLECTIONS COSTS RISK. Should the Fund need to collect on a defaulted loan, litigation could result. There is a high cost associated with any litigation and the results of litigation are always uncertain. Even before litigation is commenced, the Fund could experience substantial costs in trying to collect on defaulted investments, such as legal fees, collection agency fees, or discounts related to the assignment of a defaulted loan to a third party.

ACTIVE TRADING AND RISKS OF SECURITIES ACTIVITIES. The Fund is actively managed and may purchase and sell investments without regard to the length of time held. Active trading may have a negative impact on performance by increasing brokerage and other transaction costs and may generate greater amounts of net short-term capital gains, which, for taxable accounts, would be subject to tax at ordinary income tax rates. The Fund invests and trades in a variety of different securities and utilizes a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager attempts to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

LIMITED VOTING RIGHTS. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default. Even in such cases, such rights may be limited to the terms of the debenture or other agreements.

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Underlying Funds and their affiliates and third-party service providers are subject to cybersecurity risks. Cyber security risks have significantly increased in recent years and the Fund could suffer such losses in the future. Computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. If one or more of such events occur, this potentially could jeopardize confidential and other information, including non-public personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of the Underlying Funds or their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There can be no assurance that the Fund or its service providers, or the issuers of the securities in which the Fund invest, will not suffer losses relating to cybersecurity breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.

CONFLICTS OF INTEREST RELATING TO CO-INVESTING. The Fund has been granted an order of exemptive relief from the SEC (the “Order”) that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Manager or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act. The Order imposes various conditions on the Fund and the Investment Manager intended to ensure that any co-investment transactions are done in a fair and equitable manner.

The Investment Manager’s investment allocation policy is designed to manage the potential conflicts of interest between its fiduciary obligations to the Fund and its similar fiduciary obligations to other clients; however, there can be no assurance that the Investment Manager’s efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund.

The allocation of investment opportunities among the Fund and any of the other investment funds sponsored or accounts managed by the Investment Manager may not always, and often will not, be proportional. In general, pursuant to the Investment Manager’s investment allocation policy, the process for making an allocation determination includes an assessment as to whether a particular investment opportunity (including any follow-on investment in, or disposition from, an existing investment held by the Fund or another investment fund or account) is suitable for the Fund or another investment fund or account. In making this assessment, the Investment Manager may consider a variety of factors, including, without limitation: the investment objectives, guidelines and strategies applicable to the investment fund or account; the nature of the investment, including its risk-return profile and expected holding period; portfolio diversification and concentration concerns; the liquidity needs of the investment fund or account; the ability of the investment fund or account to accommodate structural, timing and other aspects of the investment process; the life cycle of the investment fund or account; legal, tax and regulatory requirements and restrictions, including, as applicable, compliance with the Investment Company Act (including requirements and restrictions pertaining to co-investment opportunities); compliance with existing agreements of the investment fund or account; the available capital of the investment fund or account; diversification requirements for RICs; the gross asset value and net asset value of the investment fund or account; the current and targeted leverage levels for the investment fund or account; and portfolio construction considerations. The relevance of each of these criteria will vary from investment opportunity to investment opportunity.

Also, conflicts may nonetheless arise, including, but not limited to, the following:

The Investment Manager may be incentivized to pursue a co-investment transaction for reputational or other reasons that are not directly advantageous to the Fund. For example, the Investment Manager may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment transaction with the Fund, in which case the Investment Manager might be incentivized to recommend that the Fund participate in riskier co-investment transactions than would be the case if the Fund was the only participant.

By reason of the various activities of the Investment Manager and its affiliates, the Investment Manager and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

LIMITS OF RISK DISCLOSURES. The discussions of the various risks, and the related discussion of risks here and in the SAI, that are associated with the Fund or Underlying Funds and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

IMPACT INVESTING RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

IMPACT INVESTING RISK. There is a risk that the investments identified by the Investment Manager as consistent with the Fund’s impact investing framework do not operate as expected when addressing ESG impact. An issuer’s ESG impact or the Investment Manager’s assessment of an issuer’s ESG impact could vary over time, which could cause the Fund to be temporarily invested in investments that do not comply with the Fund’s approach to impact investing. There are significant differences in interpretations of what it means for an issuer to have a positive ESG impact. In implementing the Fund’s impact investment strategy, the Investment Manager may select or exclude investment in certain industries, sectors, regions or countries for reasons other than investment performance. In addition, it may cause the Fund to forego opportunities to buy certain securities that otherwise might be advantageous, or to sell securities when it might otherwise be advantageous to continue to hold those securities. The Fund’s incorporation of ESG criteria into its investment process may cause the Fund to perform differently from a Fund that uses a different methodology to identify and/or incorporate ESG impact criteria or relies solely or primarily on financial metrics. Impact investing is qualitative and subjective by nature. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that the Investment Manager’s definition of impact investing, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria, which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that integrate certain “impact” criteria. The investments selected by the Investment Manager as demonstrating certain ESG characteristics may not be the same as those selected by other investment managers as exhibiting those characteristics.

There is a risk that information used by the Investment Manager to evaluate environmental, social and governance (“Impact”) factors may not be readily available, complete, or accurate, which could negatively impact the Investment Manager’s ability to evaluate such factors. The Investment Manager relies on various sources of information to evaluate an opportunity, including information that may be based on assumptions and estimates. To the extent that the Investment Manager references ESG information from third-party data providers in conducting its proprietary analysis, such information may be incomplete, inaccurate or unavailable. Neither the Fund nor the Investment Manager can offer assurances that the Investment Manager’s investment process or sources of information will provide an accurate assessment of the Fund’s investments. The Investment Manager uses third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. Data can vary across providers or within industries. ESG standards differ by region and industry, and “impact” practices or the Investment Manager’s or data providers’ assessment of ESG practices may change over time. Regulatory changes or interpretations regarding the definitions and/or use of “impact” criteria could have a material adverse effect on a Fund’s ability to invest in accordance with its investment strategies and/or achieve its investment objective. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process.

CATALYTIC CAPITAL RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CATALYTIC CAPITAL RISK. The Fund may invest in certain catalytic capital opportunities that are expected to generate an outsized positive social or environmental impact but at the cost of lower returns or elevated risk relative to other investment opportunities. Since there is substantial uncertainty concerning the outcome of transactions involving these business enterprises, there is a high degree of risk of loss. In addition, there can be no guarantee that a catalytic event anticipated by the Investment Manager will occur or have the impact that the Investment Manager expects.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIQUIDITY RISK. The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner. Further, the Fund may make investments that may become less liquid in response to market developments or geopolitical events such as sanctions, trading halts or wars, or adverse investor perceptions. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund may purchase securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable. In addition, if for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund or an Underlying Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund or Underlying Funds attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund or Underlying Funds when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund or an Underlying Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s or Underlying Funds’ position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund or Underlying Funds enter into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s or an Underlying Fund’s portfolio.

VALUATION RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION RISKS. Given the substantial investment by the Fund in private securities, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. Valuation may require more research, and elements of judgment may play a greater role in the valuation of private securities as compared to public securities because there is less reliable objective data available. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments. The Investment Manager is entitled to receive a management fee for its services to the Fund, which is based, in part, on the value of the Fund’s investments. This creates a potential conflict of interest as the Investment Manager is involved in the valuation of the Fund’s investments. For listed securities for which market quotations are readily available, the Fund’s Administrator obtains prices from recognized independent pricing agents at the last quoted sale price at which a security is traded as of the close of business on a day when the Fund calculates its NAV. If there is no such reported sale on that day, a listed security is generally priced at the closing bid price for securities held long or at the closing ask price for securities held short.

Moreover, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

GENERAL ECONOMIC AND MARKET CONDITIONS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, trade policies, treaties and tariffs, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. See “INTEREST RATE RISK” for more information. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

DUE DILIGENCE RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DUE DILIGENCE RISK. The Fund conducts, and may use third parties to conduct, due diligence on prospective investments. In conducting such due diligence, the investment professionals of the Fund’s Investment Manager, will use publicly available information as well as information from their relationships with former and current management teams, consultants, competitors and investment bankers. Such level of due diligence may not, however, reveal all matters and issues, material or otherwise, relating to prospective investments. In addition, the Investment Manager may rely upon independent consultants in connection with its evaluation of proposed investments. There can be no assurance that these consultants will accurately evaluate such investments.

FRAUD RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FRAUD RISK. Of paramount concern in loan investments is the possibility of material misrepresentation or omission on the part of the borrower or loan seller. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

ALTERNATIVE INVESTMENTS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ALTERNATIVE INVESTMENTS RISK. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. An investment in alternative investment products is speculative, involves substantial risks, and should not constitute a complete investment program.

ASSET ALLOCATION RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ASSET ALLOCATION RISK. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform other asset classes, strategies or available investments.

EXPEDITED INVESTMENT DECISIONS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EXPEDITED INVESTMENT DECISIONS RISK. Investment analyses and decisions may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available may be more limited and there may be insufficient time available to complete typical due diligence processes, thereby potentially increasing the risk of an adverse investment result.

DIFFICULTY IN LOCATING SUITABLE INVESTMENTS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DIFFICULTY IN LOCATING SUITABLE INVESTMENTS RISK. The success of the Fund will depend, in part, on the ability to identify and execute suitable investments that meet its investment objectives. The targeted asset classes are often limited in capacity or inconsistent in the supply of available opportunities. In addition, the market for attractive investment opportunities is highly competitive and the ability to execute at attractive prices and terms may deteriorate as new competitors enter the market. The Fund’s impact investing framework may further limit the availability of suitable investments. The investment process requires a substantial amount of upfront work and may involve a high degree of uncertainty around the ultimate execution of a deal. As a result of these factors, the Fund may hold elevated levels of cash or experience reduced returns on investments over time.

COUNTERPARTY RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COUNTERPARTY RISK. Investments and investment transactions are subject to various counterparty risks. The counterparties to transactions in over-the-counter or “inter-dealer” markets are typically subject to lesser credit evaluation and regulatory oversight compared to members of “exchange-based” markets. This may increase the risk that a counterparty will not settle a transaction because of a credit or liquidity problem, thus causing the Fund to suffer losses. In addition, in the case of a default, an investment could become subject to adverse market movements while replacement transactions are executed. Such counterparty risk is accentuated for investments with longer maturities or settlement dates where events may intervene to prevent settlement or where transactions are concentrated with a single or small group of counterparties. Furthermore, upon the bankruptcy, insolvency or liquidation of any counterparty, the investor may be deemed to be a general, unsecured creditor of such counterparty and could suffer a total loss with respect to any positions and/or transactions with such counterparty. Under current market conditions, counterparty risk is substantially increased and more difficult to predict. In addition to heightened risk of bankruptcy, in this environment there is a greater risk that counterparties may have their assets frozen or seized as a result of government intervention or regulation. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one or a limited number of counterparties. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Fund is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

PRIVATE MARKETS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PRIVATE MARKETS RISK. The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

COMMITMENT STRATEGY RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COMMITMENT STRATEGY RISK. Certain of the instruments in which the Fund invests are structured to draw-down capital from investors through capital calls for purposes of private investments. Investors in such vehicles may not contribute the full amount of their commitment to the investment at the time of their initial purchase. Instead, investors may be required to make incremental contributions pursuant to capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash for the purpose of meeting such obligations could negatively impact the Fund’s performance. If investors in these vehicles employ an “over-commitment” strategy, this could result in insufficient cash to meet such commitments, which could have negative impacts on the Fund such as a reduced ability to pursue its investment strategy; a need to borrow or sell assets at depressed prices, and penalties. The Fund will need to make commitments in advance of knowing the account’s total assets under management at the time the total commitment is fully drawn down. If assets have increased or decreased at a greater level than would normally be expected, the Fund may be significantly under or over its targeted allocation.

SERVICER RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SERVICER RISK. The Fund may rely upon third-party loan or asset servicers, who among other duties, play a critical role in collecting, processing and accounting for payments as well as engage in efforts to repair or collect on delinquent or non-performing borrowers. As such, the Fund’s investments may be adversely affected by the inability of such servicers to perform their duties in a satisfactory manner, or if the servicer becomes unwilling or unable to continue to provide such services. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments.

LITIGATION AND COLLECTIONS COSTS RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LITIGATION AND COLLECTIONS COSTS RISK. Should the Fund need to collect on a defaulted loan, litigation could result. There is a high cost associated with any litigation and the results of litigation are always uncertain. Even before litigation is commenced, the Fund could experience substantial costs in trying to collect on defaulted investments, such as legal fees, collection agency fees, or discounts related to the assignment of a defaulted loan to a third party.

ACTIVE TRADING AND RISKS OF SECURITIES ACTIVITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ACTIVE TRADING AND RISKS OF SECURITIES ACTIVITIES. The Fund is actively managed and may purchase and sell investments without regard to the length of time held. Active trading may have a negative impact on performance by increasing brokerage and other transaction costs and may generate greater amounts of net short-term capital gains, which, for taxable accounts, would be subject to tax at ordinary income tax rates. The Fund invests and trades in a variety of different securities and utilizes a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager attempts to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

LIMITED VOTING RIGHTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITED VOTING RIGHTS. Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default. Even in such cases, such rights may be limited to the terms of the debenture or other agreements.

CYBERSECURITY RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Underlying Funds and their affiliates and third-party service providers are subject to cybersecurity risks. Cyber security risks have significantly increased in recent years and the Fund could suffer such losses in the future. Computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. If one or more of such events occur, this potentially could jeopardize confidential and other information, including non-public personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of the Underlying Funds or their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. There can be no assurance that the Fund or its service providers, or the issuers of the securities in which the Fund invest, will not suffer losses relating to cybersecurity breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.

CONFLICTS OF INTEREST RELATING TO CO-INVESTING [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONFLICTS OF INTEREST RELATING TO CO-INVESTING. The Fund has been granted an order of exemptive relief from the SEC (the “Order”) that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Manager or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act. The Order imposes various conditions on the Fund and the Investment Manager intended to ensure that any co-investment transactions are done in a fair and equitable manner.

The Investment Manager’s investment allocation policy is designed to manage the potential conflicts of interest between its fiduciary obligations to the Fund and its similar fiduciary obligations to other clients; however, there can be no assurance that the Investment Manager’s efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund.

The allocation of investment opportunities among the Fund and any of the other investment funds sponsored or accounts managed by the Investment Manager may not always, and often will not, be proportional. In general, pursuant to the Investment Manager’s investment allocation policy, the process for making an allocation determination includes an assessment as to whether a particular investment opportunity (including any follow-on investment in, or disposition from, an existing investment held by the Fund or another investment fund or account) is suitable for the Fund or another investment fund or account. In making this assessment, the Investment Manager may consider a variety of factors, including, without limitation: the investment objectives, guidelines and strategies applicable to the investment fund or account; the nature of the investment, including its risk-return profile and expected holding period; portfolio diversification and concentration concerns; the liquidity needs of the investment fund or account; the ability of the investment fund or account to accommodate structural, timing and other aspects of the investment process; the life cycle of the investment fund or account; legal, tax and regulatory requirements and restrictions, including, as applicable, compliance with the Investment Company Act (including requirements and restrictions pertaining to co-investment opportunities); compliance with existing agreements of the investment fund or account; the available capital of the investment fund or account; diversification requirements for RICs; the gross asset value and net asset value of the investment fund or account; the current and targeted leverage levels for the investment fund or account; and portfolio construction considerations. The relevance of each of these criteria will vary from investment opportunity to investment opportunity.

Also, conflicts may nonetheless arise, including, but not limited to, the following:

The Investment Manager may be incentivized to pursue a co-investment transaction for reputational or other reasons that are not directly advantageous to the Fund. For example, the Investment Manager may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment transaction with the Fund, in which case the Investment Manager might be incentivized to recommend that the Fund participate in riskier co-investment transactions than would be the case if the Fund was the only participant.

By reason of the various activities of the Investment Manager and its affiliates, the Investment Manager and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

LIMITS OF RISK DISCLOSURES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISK DISCLOSURES. The discussions of the various risks, and the related discussion of risks here and in the SAI, that are associated with the Fund or Underlying Funds and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS

The following are investment strategy-specific principal risks applicable to investments made by the Investment Manager and investments of the Fund’s assets in Underlying Funds:

SPECIALTY FINANCE. The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is secured by the underlying collateral, which are typically diversified pools of assets. In an event of default, the Fund may incur additional expenses and may rely on the collection efforts of the Investment Manager. Terms of the facility may vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

NON-BANK LENDING. The Fund may engage with a variety of U.S. and non-U.S. non-bank lenders, including but not limited to, providing senior credit facilities secured by their origination, investing in whole loans or pooled vehicles that hold their origination and taking equity warrants in the non-bank lender. Non-bank lenders pose unique risks relative to traditional banks, not the least of which is that they generally operate in a less regulated environment, which may result in weaker capitalization, less robust operational and risk controls, higher and more variable costs of capital and heightened legal and fraud risk. In addition, the regulatory requirements for non-bank lenders are variable across local and national jurisdictions and subject to sudden change in ways that may have a material adverse impact on their ability to continue to conduct business.

PRIVATE CREDIT RISK. As part of its strategy, the Fund will seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers, either directly or through private fund investments. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The companies in which the Fund invests may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

RENEWABLE ENERGY RISK. Investments in renewable energy can be negatively affected by lower energy output resulting from variable inputs, mechanical breakdowns, faulty technology, competitive electricity markets or changing laws that mandate the use of renewable energy sources by electric utilities. Certain investments may involve construction, which are at risk of delays, cost overruns and government disapproval of plans. Renewable energy investments may be subject to the risk of fluctuations in commodity prices. Existing regulations and policies and changes to these regulations and policies may present technical, regulatory and economic barriers to the purchase and use of energy generation products. In some cases, without government support, incentive programs or regulatory mandate, a renewable energy investment may not be financially viable. These investments are also subject to a myriad of ever changing federal, state and local laws and regulations, which can present challenges in remaining in compliance.

EDUCATION FINANCE RISK. The Fund may invest in opportunities in education finance, including direct student loans or alternative student financing mechanisms such as Income Share Agreements (see Income Share Agreement risk disclosure). The Fund may also directly finance schools, including for-profit vocational and technical schools and charter schools. In addition to general interest rate and credit risks associated with consumer credit and lower quality corporate risk, such investments are subject to heightened regulatory scrutiny and may be adversely affected by changes governments’ education policies.

INCOME SHARE AGREEMENTS. Income Share Agreements (“ISAs”) are an alternative way for students to finance tuition instead of a student loan. In a typical ISA, students would agree to pay a fixed percentage of their income once they are employed and earning in excess of a specified threshold salary. In addition, most ISAs have a maximum amount required to be paid by the obligor and a defined term, typically three to ten years. There are significant variations in the terms of ISAs. Investments in the ISAs generally will be subject to risks incident to the ownership of contract rights against third party obligors, including: (i) risks associated with the general domestic economic climate; (ii) local employment conditions; (iii) risks due to dependence on cash flow; (iv) risks arising out of problems in certain industries that would otherwise employ the ISA obligors; (v) changes in supply of, or demand for, the types of employees who are the ISA obligors; (vi) the general financial condition of the ISA obligors; (vii) changes in tax laws and regulations; and (viii) the ability of the company, its affiliates or third-party servicers to manage and service the ISAs.

The U.S. Department of Education has issued regulations to create new income-driven repayment plans to reduce future monthly payments for lower- and middle-income student loan borrowers. Income-driven repayment plans are a form of debt relief for students under which repayments are based on the borrower’s income. Under these plans, monthly payments are generally based on a percentage of the borrower’s discretionary income and family size and, by the end of the repayment period, any remaining balance not paid off is forgiven. While it is too early to discern the full impact of the repayment flexibility provided by these regulations, under these plans, the ultimate repayment may be delayed for a period significantly longer than the originally scheduled repayment term.

LITIGATION FINANCE. The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Investment Manager’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.

Evaluation and Disclosure of Cases and Case Performance. Due to competitive and legal considerations and restrictions, the Fund and the Investment Manager may not be able to provide to investors details regarding any underlying investment opportunity. Investors will be wholly dependent upon the Investment Manager’s ability to assess and manage investments made by the Fund.

Recovery Risks and Timing Uncertainty. Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Investment Manager’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Investment Manager will be able to predict the timing of any such payments.

Legal Professional Duties. For most investments made by the Fund, the Fund will not be the client of the law firm representing the party to the litigation or transaction and will not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also will be subject to an overriding duty to the courts and not the Fund.

Reliance on Outside Counsel and Experts. As part of the due diligence process in which the Funds engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Investment Manager will sometimes be dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

SMALL BUSINESS LENDING. The Fund may make investments in a variety of structures that involve lending to small businesses and newly formed companies. Lending to small businesses and startups presents unique risks. Small businesses and startups generally have limited borrowing and operating histories, making it more difficult to assess their creditworthiness. In addition, small businesses and startups may have fewer assets available to use as collateral, leaving the Fund with little recourse in an event of default on the loan. The businesses of the borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments.

RECEIVABLES. The Fund may invest in loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in an event of default, pursue and collect collateral. In an event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.

RESTRICTED SECURITIES. The Fund may invest in restricted securities, primarily through direct placements. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. As discussed further below, this lack of liquidity creates special risks. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the Securities Act. Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

Rights (sometimes referred to as “subscription rights”) and warrants may be purchased separately or may be received as part of a distribution in respect of, or may be attached to, other securities that the Fund have purchased. Rights and warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the rights or warrants, or a related company, at a fixed price either on a date certain or during a set period. Typically, rights have a relatively short term (e.g., two to four weeks), whereas warrants can have much longer terms. At the time of issue, the cost of a right or warrant is typically substantially less than the cost of the underlying security itself.

Particularly in the case of warrants, price movements in the underlying security are generally magnified in the price movements of the warrant. This effect would enable the Fund to gain exposure to the underlying security with a relatively low capital investment but increases the Fund’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant, which may result in losses to the Fund. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

SECONDARY PURCHASES OF PRIVATE FUNDS. Secondary purchases involve the acquisition of pre-existing investor commitments to private funds in privately negotiated transactions. The Fund will largely focus on secondary purchases in private funds where the underlying assets, such as loans to private companies, are consistent with the investment objectives of the Fund. When purchasing a secondary, the buyer will agree to purchase an investor’s existing limited partnership position in an Underlying Fund and take on existing obligations to fund future capital calls. At the time of purchase, the buyer may have limited, dated and imperfect information about the fund which may create challenges to value the opportunity properly.

PORTFOLIO FINANCE. The Fund may engage, either directly or through Underlying Funds, in portfolio financing transactions. These investments will typically be loans secured by a pool of underlying investments and are subject to the inherent risks typically found in debt origination or investment in debt securities. Additional risks for these types of loans could include difficulty in valuing the underlying portfolio assets, underlying limited partners resisting or contesting such loans, the removal of the investment manager and/or general partner subjecting the investment to additional management instability and the potential to have the investment subordinated to current and/or future debt at the fund level. Further, if the debt is secured by uncalled committed capital, there is a risk that underlying limited partners could default on their commitment. These pools of collateral could also be concentrated in only a few companies or the ownership could be diluted by further capital funding that may be required.

TRANSPORTATION FINANCE. The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

WAREHOUSING AND SEASONAL FACILITIES. The Fund may provide warehousing and seasoning credit facilities to a variety of lenders, funds, platforms, companies and other entities. These facilities are typically secured by the borrower’s investment activities, acquisitions and lending assets. The intent of such facilities is to provide the borrower with short-term financing to support their ongoing investment activities in an anticipation of redistribution of the same assets to another capital provider, such as a fund, a platform or public offering. The facilities may also be used to season certain investment assets, as required by tax, legal or regulatory requirements, before passing from one legal entity to another. Although the intent of such facilities to be short-term in nature, there can be no assurance that the borrower will be successful in redistributing the assets as intended to the long-term providers of capital. In such cases, the length of the exposure to such assets may extend considerably, and in certain circumstances, may lead to the Fund owning such assets outright which may further lengthen the term of exposure. In certain situations, the value of the assets may decline considerably over the life of the exposure resulting in adverse results for the Fund.

REAL ESTATE RELATED RISK. The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. The Fund may invest in a wide array of real estate exposures that involve equity or equity-like risk in the underlying properties. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; the increasing cost of insurance and the potential inability to obtain insurance; and natural disasters.

MUNICIPAL DEBT. Municipal securities may be subject to credit or default risk, interest rate risk and certain additional risk. The municipal securities comprising the Fund’s investments may include debt obligations issued to obtain funding for various public purposes, including the construction of a wide range of public infrastructure and facilities (including housing), essential social, health and/or public service sector programs and initiatives, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of securities are issued by or on behalf of public authorities, for example, to finance privately owned or operated facilities, including in respect of electric energy or gas, sewage, solid waste disposal and other specialized facilities. In addition, other private activity securities, the proceeds of which are used, for example, for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, but current federal tax laws place substantial limitations on the size of such issues. The interest on the Fund’s investments may bear a fixed rate or be payable at a variable or floating rate. The Fund’s investments in municipal debt may be more sensitive to adverse economic, business or political developments if it invests a significant portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

REITS. The Fund may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate securities they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

EXCHANGE-TRADED FUND RISK. The Fund’s investments in ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. The ETFs in which the Fund may invest that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs are actively managed ETFs (i.e., they do not track a particular benchmark), which are subject to active management risk and may trade below their NAV. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. There is a risk that ETFs may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Additionally, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, such ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. In addition, certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. Asset-backed exposures are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, trade receivables, equipment leases, and other assets that produce streams of payments. Asset backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Funds will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

Real Estate Loans

•        Senior Mortgage Loans: These mortgage loans are typically secured by first liens on properties, including office, multifamily, retail, industrial, senior living facilities, hospitality and mixed-use. In some cases, first lien mortgages may be divided into an A-Note and a B-Note. The A-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties that is senior to a B-Note secured by the same first mortgage property or group.

•        Subordinated Debt: These loans may include structurally subordinated first mortgage loans and junior participations in first mortgage loans or participations in these types of assets. As noted above, a B-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties and is subordinated ty an A-Note secured by the same first mortgage property or group. The subordination of a B-Note or junior participation typically is evidenced by participation or intercreditor agreements with other holders of interests in the note. B-Notes are subject to more credit risk with respect to the underlying mortgage collateral than the corresponding A-Note.

•        Preferred Equity: Real estate preferred equity investments are subordinate to first mortgage loans and are not collateralized by the property underlying the investment. As a holder of preferred equity, the Fund seeks to enhance its position with covenants that limit the activities of the entity in which the Fund has an interest and protect its equity by obtaining an exclusive right to control the underlying property after an event of default, should such default occur on the Fund’s investment.

•        Mezzanine Loans: Like B-Notes, these loans are also subordinated, but are usually secured by a pledge of the borrower’s equity ownership in the entity that owns the property or by a second lien mortgage on the property. In a liquidation, these loans are generally junior to any mortgage liens on the underlying property, but senior to any preferred equity or common equity interests in the entity that owns the property. Investor rights are usually governed by intercreditor agreements. See “MEZZANINE DEBT” below.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

MEZZANINE DEBT. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

INFRASTRUCTURE. The Fund may invest its assets in securities issued by companies in the infrastructure industry. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects, especially in emerging markets, may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

AGRICULTURE AND TIMBER. The Fund may invest its assets in securities issued by companies in the agriculture industry or private funds that invest in such securities. Companies involved in the agriculture industry and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture industry and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for products and services provided by companies involved in agriculture and farming-related activities. Furthermore, agricultural and farming-related activities are subject to risks associated with cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, consolidation and excess capacity. Generally, companies involved in the agriculture industry and farming-related activities are affected by the economic health of consumers. As a result, a weak economy and its effect on consumer spending could adversely affect such companies.

Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

EQUITY SECURITIES. The investment portfolio of the Fund may include long and short positions in common stocks, limited partnership or limited liability units, preferred stocks, BDC equity securities and convertible and hybrid securities of U.S. and foreign issuers. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations about changes in interest rates, investor sentiment towards equities, changes in a particular issuer’s or industry’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer or industry. Prices of equity securities of individual entities also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. In addition, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the price of equity securities to which the Fund has exposure. Equity security prices may fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events that affect the issuers. In addition, equity security prices may be particularly sensitive to rising interest rates, which increases borrowing costs and the costs of capital.

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate, may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). In the past few years, the Fed has raised interest rates in light of inflationary pressures. It is possible that interest rates may increase rapidly.

Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience rising interest rates, rather than falling rates, over its investment horizon. To the extent the Fund or an Underlying Fund borrows money to finance its investments, the Fund’s or Underlying Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Underlying Fund’s financial condition and results.

In addition, a decline in the prices of the debt the Fund or an Underlying Fund owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies to service their debt, which could materially impact investments in operating companies of the Fund or an Underlying Fund.

GENERAL CREDIT RISKS. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. An investor could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities defaults or is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its obligations. A downgrade of the credit of a security may also decrease its value.

EXTENSION RISK. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down, because their interest rates are lower than the current interest rate and they remain outstanding longer.

ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their debt securities. If interest rates fall, an issuer may exercise this right. In that event, the security holder will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

REINVESTMENT RISK. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to reinvest the proceeds in lower-yielding securities. A decline in income received by the Fund from its investments is likely to have a negative effect on the market price, NAV and/or overall return of the Fund.

SPREAD RISK. Wider credit spreads and decreasing market values typically represent a deterioration of the debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

LOW CREDIT QUALITY SECURITIES/HIGH YIELD SECURITIES. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in below investment-grade securities, be more dependent upon the Investment Manager’s credit analysis than would be the case if the Fund or Underlying Funds were investing in higher-quality securities. Below investment-grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities.

DISTRESSED OR DEFAULTED SECURITIES. Investments in defaulted securities and obligations of distressed issuers, including loans and other securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks and are considered speculative. The Fund may suffer significant losses if the reorganization or restructuring is not completed as anticipated. Repayment of defaulted loans and other securities and obligations of distressed issuers is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.

DERIVATIVE INSTRUMENTS. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks. Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives costlier, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns. Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Investment Manager’s success in these transactions will depend principally on their ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Investment Manager anticipates purchasing or selling a non-U.S. security. This technique would allow the Investment Manager to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Investment Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. The Fund is not required to hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

In addition, the Fund is required to comply with Rule 18f-4 under the Investment Company Act and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. See “LEGAL, TAX AND REGULATORY” for more information.

NON-U.S. INVESTMENTS. It is expected that the Fund will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by exchange control regulations; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve their investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems.

NON-U.S. INVESTMENTS – EMERGING MARKETS. Securities, loans, advances and other investment exposures originating in emerging and developing markets, including in frontier countries, present risks not found in more developed markets. Exposures in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than those in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Investment Manager’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Additionally, frontier countries generally have smaller economies and/or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

CURRENCY. The value of securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country; the actions of U.S. and foreign governments or central banks; the imposition of currency controls; and speculation.

CO-INVESTMENT REVENUE. The Fund may invest in co-investment vehicles owned and managed by unaffiliated entities. The investment strategy of any co-investment vehicle in which the Fund invests will be consistent with the investment objective, investment strategies, and risk factors of the Fund. The Fund may receive an asset-based fee from other investors in the co-investment fund for rendering certain services to the co-investment fund such as warehousing investments and acting as the collateral agent. The asset-based fees may be subordinated to outside investor capital and thus subject to first loss if the investment underperforms.

SECTOR RISK. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

FINANCIAL SECTOR RISK. Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

LIBOR DISCONTINUATION RISK. Most London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. As of September 30, 2024, the UK FCA has confirmed that all publications of LIBOR, including all synthetic publications of the 1-, 3-, and 6-month U.S. dollar LIBOR settings, have ceased. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. Instruments in which the Fund invests historically paid interest at floating rates based on LIBOR or were subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests also historically obtained financing at floating rates based on LIBOR. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or an Underlying Fund’s performance or NAV.

SOFR RISK. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, including following the discontinuation of LIBOR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

SENIOR LOANS. Senior loans hold a senior position in the capital structure of a business entity, are typically, but not always, secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior loans typically have floating interest rates determined by a reference to a base lending rate plus a premium. Senior loans are subject to the risk of non-payment of scheduled interest or principal. Although the Fund may seek to dispose of loan collateral in an event of default, it may be delayed in exercising such rights or its rights may be contested by others. In addition, the value of the collateral may deteriorate so that the collateral is insufficient for the Fund to recover its investment in an event of default. No active trading market may exist for many senior loans, and some senior loans may be subject to restrictions on resale.

BANK DEBT TRANSACTIONS. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment.

In addition to the special risks generally associated with investments in bank loans described above, the Fund’s investments in second-lien and unsecured bank loans will entail additional risks, including (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral and (ii) with respect to second-lien loans, the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder, and with respect to unsecured loans, the absence of any collateral on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The Fund’s investments in bank loans of below investment grade companies also entail specific risks associated with investments in non-investment grade securities.

SHORT POSITIONS. Short positions may comprise a small portion of any Underlying Fund’s investments and, therefore, of the Fund’s overall portfolio. In short selling, the Fund or Underlying Funds will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund or Underlying Funds are required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund or Underlying Funds also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes.

BONDS AND OTHER FIXED INCOME SECURITIES. The Fund may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changing perceptions about the creditworthiness of individual issuers (including governments), counterparty credit risk, prepayment risk or broader changes to the economic environment that may affect future cash flows. Such investments will always be exposed to certain risks that cannot be hedged and the Investment Manager is not obligated to seek to hedge against any risk, including fluctuations in the value of investments as a result of changes in market, principal, credit, interest rate, counterparty or currency risk or any other developments. Additionally, ongoing regulatory changes related to the creation and trading of securities in the fixed income markets may create unforeseeable risks. There may be more sensitivity to adverse economic, business, political, sector or geographical developments if a substantial portion of a client’s assets are invested in bonds of certain states, similar sectors or in particular types of municipal securities.

STRUCTURED CREDIT SECURITIES. Structured credit securities consist of investments in synthetic instruments such as collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), and collateralized bond obligations (“CBOs”) that create varying economic return streams from a common underlying pool of assets. Typically, the structured credit security has a first-loss equity tranche and one or more senior tranches. The value of the investment owned by the Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of the structured credit instrument must rely solely on distributions on the collateral or proceeds thereof for payment in respect thereof. If distributions on the collateral are insufficient to make payments to the instrument’s investors, no other assets will be available for payment of the deficiency and following the sale of the collateral, the obligations of such issuer to pay such deficiency generally will be extinguished.

Issuers of structured securities will sometimes acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically becomes a lender under the credit agreement with respect to the loan or debt obligation; however, its rights can be more restricted than those of the assigning institution. In purchasing participations, an issuer of structured securities will usually have a contractual relationship only with the selling institution, and not the borrower. The structured security generally will have neither the right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor have the right to object to certain changes to the loan agreement agreed to by the selling institution. The structured security may not directly benefit from the collateral supporting the related loan and may be subject to any rights of set-off the borrower has against the selling institution. In addition, in the event of the insolvency of the selling institution, under the laws of the United States and the states thereof, the structured security may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, the structured security may be subject to the credit risk of the selling institution as well as of the borrower.

SPECIALTY FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SPECIALTY FINANCE. The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is secured by the underlying collateral, which are typically diversified pools of assets. In an event of default, the Fund may incur additional expenses and may rely on the collection efforts of the Investment Manager. Terms of the facility may vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

NON-BANK LENDING [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-BANK LENDING. The Fund may engage with a variety of U.S. and non-U.S. non-bank lenders, including but not limited to, providing senior credit facilities secured by their origination, investing in whole loans or pooled vehicles that hold their origination and taking equity warrants in the non-bank lender. Non-bank lenders pose unique risks relative to traditional banks, not the least of which is that they generally operate in a less regulated environment, which may result in weaker capitalization, less robust operational and risk controls, higher and more variable costs of capital and heightened legal and fraud risk. In addition, the regulatory requirements for non-bank lenders are variable across local and national jurisdictions and subject to sudden change in ways that may have a material adverse impact on their ability to continue to conduct business.

PRIVATE CREDIT RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PRIVATE CREDIT RISK. As part of its strategy, the Fund will seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers, either directly or through private fund investments. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The companies in which the Fund invests may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

RENEWABLE ENERGY RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RENEWABLE ENERGY RISK. Investments in renewable energy can be negatively affected by lower energy output resulting from variable inputs, mechanical breakdowns, faulty technology, competitive electricity markets or changing laws that mandate the use of renewable energy sources by electric utilities. Certain investments may involve construction, which are at risk of delays, cost overruns and government disapproval of plans. Renewable energy investments may be subject to the risk of fluctuations in commodity prices. Existing regulations and policies and changes to these regulations and policies may present technical, regulatory and economic barriers to the purchase and use of energy generation products. In some cases, without government support, incentive programs or regulatory mandate, a renewable energy investment may not be financially viable. These investments are also subject to a myriad of ever changing federal, state and local laws and regulations, which can present challenges in remaining in compliance.

EDUCATION FINANCE RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EDUCATION FINANCE RISK. The Fund may invest in opportunities in education finance, including direct student loans or alternative student financing mechanisms such as Income Share Agreements (see Income Share Agreement risk disclosure). The Fund may also directly finance schools, including for-profit vocational and technical schools and charter schools. In addition to general interest rate and credit risks associated with consumer credit and lower quality corporate risk, such investments are subject to heightened regulatory scrutiny and may be adversely affected by changes governments’ education policies.

INCOME SHARE AGREEMENTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INCOME SHARE AGREEMENTS. Income Share Agreements (“ISAs”) are an alternative way for students to finance tuition instead of a student loan. In a typical ISA, students would agree to pay a fixed percentage of their income once they are employed and earning in excess of a specified threshold salary. In addition, most ISAs have a maximum amount required to be paid by the obligor and a defined term, typically three to ten years. There are significant variations in the terms of ISAs. Investments in the ISAs generally will be subject to risks incident to the ownership of contract rights against third party obligors, including: (i) risks associated with the general domestic economic climate; (ii) local employment conditions; (iii) risks due to dependence on cash flow; (iv) risks arising out of problems in certain industries that would otherwise employ the ISA obligors; (v) changes in supply of, or demand for, the types of employees who are the ISA obligors; (vi) the general financial condition of the ISA obligors; (vii) changes in tax laws and regulations; and (viii) the ability of the company, its affiliates or third-party servicers to manage and service the ISAs.

The U.S. Department of Education has issued regulations to create new income-driven repayment plans to reduce future monthly payments for lower- and middle-income student loan borrowers. Income-driven repayment plans are a form of debt relief for students under which repayments are based on the borrower’s income. Under these plans, monthly payments are generally based on a percentage of the borrower’s discretionary income and family size and, by the end of the repayment period, any remaining balance not paid off is forgiven. While it is too early to discern the full impact of the repayment flexibility provided by these regulations, under these plans, the ultimate repayment may be delayed for a period significantly longer than the originally scheduled repayment term.

LITIGATION FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LITIGATION FINANCE. The Fund may invest in litigation finance-related investments. Some litigation finance investments pertain to litigation in which a settlement agreement or some form of agreement in principle between the parties exists. However, in some circumstances, these settlements, whether finalized or under a memorandum of understanding, require court approval or procedural steps beyond the Investment Manager’s or the Fund’s control. If parties to an agreement or agreement in principle, or the relevant judicial authorities, terminate or reject a settlement, the Fund could suffer losses in its litigation finance investments.

Evaluation and Disclosure of Cases and Case Performance. Due to competitive and legal considerations and restrictions, the Fund and the Investment Manager may not be able to provide to investors details regarding any underlying investment opportunity. Investors will be wholly dependent upon the Investment Manager’s ability to assess and manage investments made by the Fund.

Recovery Risks and Timing Uncertainty. Parties to a litigation, arbitration or settlement agreement must have the ability to pay a fee, judgment, award or the agreed upon amount if a case outcome or transaction is ultimately successful or completed. Part of the investment process involves the Investment Manager’s assessment of this ability to pay. However, if the party is unable to pay or further challenges the validity of a judgment or award, the Fund may have difficulties ultimately collecting its share of monetary judgments or awards. Further, given the nature of these recoveries, the Fund cannot always control the ultimate timing of an amount recovered, and there is no assurance that the Investment Manager will be able to predict the timing of any such payments.

Legal Professional Duties. For most investments made by the Fund, the Fund will not be the client of the law firm representing the party to the litigation or transaction and will not have the ability to control decisions made by the parties or the law firm. Lawyers are generally required to act pursuant to their clients’ directives and are fiduciaries to their clients, not to the Fund. The law firms involved also will be subject to an overriding duty to the courts and not the Fund.

Reliance on Outside Counsel and Experts. As part of the due diligence process in which the Funds engages, the Fund might rely on the advice and opinion of outside counsel and other experts in assessing potential opportunities. Further, the Fund and the Investment Manager will sometimes be dependent upon the skills and efforts of independent law firms to complete any settlement or underlying litigation or transactional matter. There is no guarantee that the ultimate outcome of any opportunities will be in line with a law firm’s or expert’s initial assessment.

SMALL BUSINESS LENDING [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SMALL BUSINESS LENDING. The Fund may make investments in a variety of structures that involve lending to small businesses and newly formed companies. Lending to small businesses and startups presents unique risks. Small businesses and startups generally have limited borrowing and operating histories, making it more difficult to assess their creditworthiness. In addition, small businesses and startups may have fewer assets available to use as collateral, leaving the Fund with little recourse in an event of default on the loan. The businesses of the borrowers may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments.

RECEIVABLES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RECEIVABLES. The Fund may invest in loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in an event of default, pursue and collect collateral. In an event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.

RESTRICTED SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RESTRICTED SECURITIES. The Fund may invest in restricted securities, primarily through direct placements. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. As discussed further below, this lack of liquidity creates special risks. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the Securities Act. Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

WARRANTS AND RIGHTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

Rights (sometimes referred to as “subscription rights”) and warrants may be purchased separately or may be received as part of a distribution in respect of, or may be attached to, other securities that the Fund have purchased. Rights and warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the rights or warrants, or a related company, at a fixed price either on a date certain or during a set period. Typically, rights have a relatively short term (e.g., two to four weeks), whereas warrants can have much longer terms. At the time of issue, the cost of a right or warrant is typically substantially less than the cost of the underlying security itself.

Particularly in the case of warrants, price movements in the underlying security are generally magnified in the price movements of the warrant. This effect would enable the Fund to gain exposure to the underlying security with a relatively low capital investment but increases the Fund’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant, which may result in losses to the Fund. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

SECONDARY PURCHASES OF PRIVATE FUNDS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SECONDARY PURCHASES OF PRIVATE FUNDS. Secondary purchases involve the acquisition of pre-existing investor commitments to private funds in privately negotiated transactions. The Fund will largely focus on secondary purchases in private funds where the underlying assets, such as loans to private companies, are consistent with the investment objectives of the Fund. When purchasing a secondary, the buyer will agree to purchase an investor’s existing limited partnership position in an Underlying Fund and take on existing obligations to fund future capital calls. At the time of purchase, the buyer may have limited, dated and imperfect information about the fund which may create challenges to value the opportunity properly.

PORTFOLIO FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PORTFOLIO FINANCE. The Fund may engage, either directly or through Underlying Funds, in portfolio financing transactions. These investments will typically be loans secured by a pool of underlying investments and are subject to the inherent risks typically found in debt origination or investment in debt securities. Additional risks for these types of loans could include difficulty in valuing the underlying portfolio assets, underlying limited partners resisting or contesting such loans, the removal of the investment manager and/or general partner subjecting the investment to additional management instability and the potential to have the investment subordinated to current and/or future debt at the fund level. Further, if the debt is secured by uncalled committed capital, there is a risk that underlying limited partners could default on their commitment. These pools of collateral could also be concentrated in only a few companies or the ownership could be diluted by further capital funding that may be required.

TRANSPORTATION FINANCE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TRANSPORTATION FINANCE. The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

WAREHOUSING AND SEASONAL FACILITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

WAREHOUSING AND SEASONAL FACILITIES. The Fund may provide warehousing and seasoning credit facilities to a variety of lenders, funds, platforms, companies and other entities. These facilities are typically secured by the borrower’s investment activities, acquisitions and lending assets. The intent of such facilities is to provide the borrower with short-term financing to support their ongoing investment activities in an anticipation of redistribution of the same assets to another capital provider, such as a fund, a platform or public offering. The facilities may also be used to season certain investment assets, as required by tax, legal or regulatory requirements, before passing from one legal entity to another. Although the intent of such facilities to be short-term in nature, there can be no assurance that the borrower will be successful in redistributing the assets as intended to the long-term providers of capital. In such cases, the length of the exposure to such assets may extend considerably, and in certain circumstances, may lead to the Fund owning such assets outright which may further lengthen the term of exposure. In certain situations, the value of the assets may decline considerably over the life of the exposure resulting in adverse results for the Fund.

REAL ESTATE RELATED RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REAL ESTATE RELATED RISK. The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. The Fund may invest in a wide array of real estate exposures that involve equity or equity-like risk in the underlying properties. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; the increasing cost of insurance and the potential inability to obtain insurance; and natural disasters.

MUNICIPAL DEBT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MUNICIPAL DEBT. Municipal securities may be subject to credit or default risk, interest rate risk and certain additional risk. The municipal securities comprising the Fund’s investments may include debt obligations issued to obtain funding for various public purposes, including the construction of a wide range of public infrastructure and facilities (including housing), essential social, health and/or public service sector programs and initiatives, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of securities are issued by or on behalf of public authorities, for example, to finance privately owned or operated facilities, including in respect of electric energy or gas, sewage, solid waste disposal and other specialized facilities. In addition, other private activity securities, the proceeds of which are used, for example, for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, but current federal tax laws place substantial limitations on the size of such issues. The interest on the Fund’s investments may bear a fixed rate or be payable at a variable or floating rate. The Fund’s investments in municipal debt may be more sensitive to adverse economic, business or political developments if it invests a significant portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

REITS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REITS. The Fund may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate securities they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

EXCHANGE-TRADED FUND RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EXCHANGE-TRADED FUND RISK. The Fund’s investments in ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. The ETFs in which the Fund may invest that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs are actively managed ETFs (i.e., they do not track a particular benchmark), which are subject to active management risk and may trade below their NAV. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. There is a risk that ETFs may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Additionally, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, such ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. In addition, certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. Asset-backed exposures are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, trade receivables, equipment leases, and other assets that produce streams of payments. Asset backed exposures are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Funds will incur losses. In addition, asset-backed exposures entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

Real Estate Loans

•        Senior Mortgage Loans: These mortgage loans are typically secured by first liens on properties, including office, multifamily, retail, industrial, senior living facilities, hospitality and mixed-use. In some cases, first lien mortgages may be divided into an A-Note and a B-Note. The A-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties that is senior to a B-Note secured by the same first mortgage property or group.

•        Subordinated Debt: These loans may include structurally subordinated first mortgage loans and junior participations in first mortgage loans or participations in these types of assets. As noted above, a B-Note is typically a privately negotiated loan that is secured by a first mortgage on a commercial property or group of related properties and is subordinated ty an A-Note secured by the same first mortgage property or group. The subordination of a B-Note or junior participation typically is evidenced by participation or intercreditor agreements with other holders of interests in the note. B-Notes are subject to more credit risk with respect to the underlying mortgage collateral than the corresponding A-Note.

•        Preferred Equity: Real estate preferred equity investments are subordinate to first mortgage loans and are not collateralized by the property underlying the investment. As a holder of preferred equity, the Fund seeks to enhance its position with covenants that limit the activities of the entity in which the Fund has an interest and protect its equity by obtaining an exclusive right to control the underlying property after an event of default, should such default occur on the Fund’s investment.

•        Mezzanine Loans: Like B-Notes, these loans are also subordinated, but are usually secured by a pledge of the borrower’s equity ownership in the entity that owns the property or by a second lien mortgage on the property. In a liquidation, these loans are generally junior to any mortgage liens on the underlying property, but senior to any preferred equity or common equity interests in the entity that owns the property. Investor rights are usually governed by intercreditor agreements. See “MEZZANINE DEBT” below.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

MEZZANINE DEBT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MEZZANINE DEBT. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

INFRASTRUCTURE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INFRASTRUCTURE. The Fund may invest its assets in securities issued by companies in the infrastructure industry. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects, especially in emerging markets, may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

AGRICULTURE AND TIMBER [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

AGRICULTURE AND TIMBER. The Fund may invest its assets in securities issued by companies in the agriculture industry or private funds that invest in such securities. Companies involved in the agriculture industry and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture industry and farming-related activities may be subject to the risk of liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for products and services provided by companies involved in agriculture and farming-related activities. Furthermore, agricultural and farming-related activities are subject to risks associated with cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, consolidation and excess capacity. Generally, companies involved in the agriculture industry and farming-related activities are affected by the economic health of consumers. As a result, a weak economy and its effect on consumer spending could adversely affect such companies.

Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

EQUITY SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EQUITY SECURITIES. The investment portfolio of the Fund may include long and short positions in common stocks, limited partnership or limited liability units, preferred stocks, BDC equity securities and convertible and hybrid securities of U.S. and foreign issuers. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations about changes in interest rates, investor sentiment towards equities, changes in a particular issuer’s or industry’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer or industry. Prices of equity securities of individual entities also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. In addition, prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the price of equity securities to which the Fund has exposure. Equity security prices may fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events that affect the issuers. In addition, equity security prices may be particularly sensitive to rising interest rates, which increases borrowing costs and the costs of capital.

INTEREST RATE RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed income securities, investments in bank loans and participations, convertible debt and the proceeds of short sales. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate, may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates. The Fund may also invest in floating rate securities. The value of these investments is closely tied to the absolute levels of such rates, or the market’s perception of anticipated changes in those rates. This introduces additional risk factors related to the movements in specific interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). In the past few years, the Fed has raised interest rates in light of inflationary pressures. It is possible that interest rates may increase rapidly.

Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience rising interest rates, rather than falling rates, over its investment horizon. To the extent the Fund or an Underlying Fund borrows money to finance its investments, the Fund’s or Underlying Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or an Underlying Fund’s financial condition and results.

In addition, a decline in the prices of the debt the Fund or an Underlying Fund owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies to service their debt, which could materially impact investments in operating companies of the Fund or an Underlying Fund.

GENERAL CREDIT RISKS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL CREDIT RISKS. The value of any underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. An investor could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities defaults or is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its obligations. A downgrade of the credit of a security may also decrease its value.

EXTENSION RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EXTENSION RISK. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down, because their interest rates are lower than the current interest rate and they remain outstanding longer.

ISSUER RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ISSUER RISK. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

PREPAYMENT OR CALL RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their debt securities. If interest rates fall, an issuer may exercise this right. In that event, the security holder will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

REINVESTMENT RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REINVESTMENT RISK. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to reinvest the proceeds in lower-yielding securities. A decline in income received by the Fund from its investments is likely to have a negative effect on the market price, NAV and/or overall return of the Fund.

SPREAD RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SPREAD RISK. Wider credit spreads and decreasing market values typically represent a deterioration of the debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

LOW CREDIT QUALITY SECURITIES/HIGH YIELD SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LOW CREDIT QUALITY SECURITIES/HIGH YIELD SECURITIES. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities, and the Fund’s ability to achieve its investment objectives may, to the extent the Fund invests in below investment-grade securities, be more dependent upon the Investment Manager’s credit analysis than would be the case if the Fund or Underlying Funds were investing in higher-quality securities. Below investment-grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities.

DISTRESSED OR DEFAULTED SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISTRESSED OR DEFAULTED SECURITIES. Investments in defaulted securities and obligations of distressed issuers, including loans and other securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks and are considered speculative. The Fund may suffer significant losses if the reorganization or restructuring is not completed as anticipated. Repayment of defaulted loans and other securities and obligations of distressed issuers is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made.

DERIVATIVE INSTRUMENTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DERIVATIVE INSTRUMENTS. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks. Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives costlier, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns. Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Investment Manager’s success in these transactions will depend principally on their ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Investment Manager anticipates purchasing or selling a non-U.S. security. This technique would allow the Investment Manager to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Investment Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the applicable investment portfolio. The Fund is not required to hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

In addition, the Fund is required to comply with Rule 18f-4 under the Investment Company Act and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. See “LEGAL, TAX AND REGULATORY” for more information.

NON-U.S. INVESTMENTS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-U.S. INVESTMENTS. It is expected that the Fund will invest in securities of non-U.S. companies and countries. Foreign obligations have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs for the Fund Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by exchange control regulations; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve their investment objectives, prevent the Fund from receiving payments otherwise due, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

Securities of issuers in emerging and developing markets present risks not found in securities of issuers in more developed markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than securities of issuers in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems.

NON-U.S. INVESTMENTS – EMERGING MARKETS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-U.S. INVESTMENTS – EMERGING MARKETS. Securities, loans, advances and other investment exposures originating in emerging and developing markets, including in frontier countries, present risks not found in more developed markets. Exposures in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than those in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Investment Manager’s ability to evaluate local companies or their potential impact on the Fund’s performance. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited. Additionally, frontier countries generally have smaller economies and/or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

CURRENCY [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CURRENCY. The value of securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country; the actions of U.S. and foreign governments or central banks; the imposition of currency controls; and speculation.

CO-INVESTMENT REVENUE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CO-INVESTMENT REVENUE. The Fund may invest in co-investment vehicles owned and managed by unaffiliated entities. The investment strategy of any co-investment vehicle in which the Fund invests will be consistent with the investment objective, investment strategies, and risk factors of the Fund. The Fund may receive an asset-based fee from other investors in the co-investment fund for rendering certain services to the co-investment fund such as warehousing investments and acting as the collateral agent. The asset-based fees may be subordinated to outside investor capital and thus subject to first loss if the investment underperforms.

SECTOR RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	SECTOR RISK. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
FINANCIAL SECTOR RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FINANCIAL SECTOR RISK. Companies in the financial sector of an economy are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

LIBOR DISCONTINUATION RISK [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

LIBOR DISCONTINUATION RISK. Most London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. As of September 30, 2024, the UK FCA has confirmed that all publications of LIBOR, including all synthetic publications of the 1-, 3-, and 6-month U.S. dollar LIBOR settings, have ceased. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. Instruments in which the Fund invests historically paid interest at floating rates based on LIBOR or were subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests also historically obtained financing at floating rates based on LIBOR. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or an Underlying Fund’s performance or NAV.

SOFR RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR RISK. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, including following the discontinuation of LIBOR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

SENIOR LOANS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SENIOR LOANS. Senior loans hold a senior position in the capital structure of a business entity, are typically, but not always, secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior loans typically have floating interest rates determined by a reference to a base lending rate plus a premium. Senior loans are subject to the risk of non-payment of scheduled interest or principal. Although the Fund may seek to dispose of loan collateral in an event of default, it may be delayed in exercising such rights or its rights may be contested by others. In addition, the value of the collateral may deteriorate so that the collateral is insufficient for the Fund to recover its investment in an event of default. No active trading market may exist for many senior loans, and some senior loans may be subject to restrictions on resale.

BANK DEBT TRANSACTIONS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BANK DEBT TRANSACTIONS. Special risks associated with investments in bank loans and participations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, and (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations. Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment.

In addition to the special risks generally associated with investments in bank loans described above, the Fund’s investments in second-lien and unsecured bank loans will entail additional risks, including (i) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery from the collateral and (ii) with respect to second-lien loans, the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder, and with respect to unsecured loans, the absence of any collateral on which the Fund may foreclose to satisfy its claim in whole or in part. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The Fund’s investments in bank loans of below investment grade companies also entail specific risks associated with investments in non-investment grade securities.

SHORT POSITIONS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SHORT POSITIONS. Short positions may comprise a small portion of any Underlying Fund’s investments and, therefore, of the Fund’s overall portfolio. In short selling, the Fund or Underlying Funds will sell securities it does not own by borrowing such securities from a third party, such as a broker-dealer. The Fund or Underlying Funds are required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow a security, the Fund or Underlying Funds also may be required to pay a premium, which would increase the cost of the security sold. Short positions may be held for both profit opportunities and for hedging purposes.

BONDS AND OTHER FIXED INCOME SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BONDS AND OTHER FIXED INCOME SECURITIES. The Fund may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changing perceptions about the creditworthiness of individual issuers (including governments), counterparty credit risk, prepayment risk or broader changes to the economic environment that may affect future cash flows. Such investments will always be exposed to certain risks that cannot be hedged and the Investment Manager is not obligated to seek to hedge against any risk, including fluctuations in the value of investments as a result of changes in market, principal, credit, interest rate, counterparty or currency risk or any other developments. Additionally, ongoing regulatory changes related to the creation and trading of securities in the fixed income markets may create unforeseeable risks. There may be more sensitivity to adverse economic, business, political, sector or geographical developments if a substantial portion of a client’s assets are invested in bonds of certain states, similar sectors or in particular types of municipal securities.

STRUCTURED CREDIT SECURITIES [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

STRUCTURED CREDIT SECURITIES. Structured credit securities consist of investments in synthetic instruments such as collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), and collateralized bond obligations (“CBOs”) that create varying economic return streams from a common underlying pool of assets. Typically, the structured credit security has a first-loss equity tranche and one or more senior tranches. The value of the investment owned by the Fund generally will fluctuate with, among other things, the financial condition of the obligors or issuers of the underlying portfolio of assets, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry and changes in prevailing interest rates. Consequently, holders of the structured credit instrument must rely solely on distributions on the collateral or proceeds thereof for payment in respect thereof. If distributions on the collateral are insufficient to make payments to the instrument’s investors, no other assets will be available for payment of the deficiency and following the sale of the collateral, the obligations of such issuer to pay such deficiency generally will be extinguished.

Issuers of structured securities will sometimes acquire interests in loans and other debt obligations by way of sale, assignment or participation. The purchaser of an assignment typically becomes a lender under the credit agreement with respect to the loan or debt obligation; however, its rights can be more restricted than those of the assigning institution. In purchasing participations, an issuer of structured securities will usually have a contractual relationship only with the selling institution, and not the borrower. The structured security generally will have neither the right directly to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, nor have the right to object to certain changes to the loan agreement agreed to by the selling institution. The structured security may not directly benefit from the collateral supporting the related loan and may be subject to any rights of set-off the borrower has against the selling institution. In addition, in the event of the insolvency of the selling institution, under the laws of the United States and the states thereof, the structured security may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the loan. Consequently, the structured security may be subject to the credit risk of the selling institution as well as of the borrower.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
Contact Personnel Name	Terrance P. Gallagher

[1]	The fee charged by the Investment Manager is 1.25% of the average daily Managed Assets of the Fund on an annual basis, payable monthly in arrears. “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Because the Investment Management Fee is based on the Fund’s average daily Managed Assets, the Fund’s use of leverage, if any, will increase the Investment Management Fee paid to the Investment Manager. The Investment Management Fee will be paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.
[2]	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.
[3]	Other Expenses and Acquired Fund Fees Expenses represent estimated amounts for the current fiscal year.
[4]	Shareholders indirectly bear a portion of the asset-based fees, incentive allocations and other expenses incurred by the Fund as an investor in Underlying Funds (defined below). Managers of registered investment companies and private funds generally receive management fees, typically ranging between 0% and 2% per annum of such fund’s assets under their management, as well as, in some cases, quarterly or annual incentive allocations typically ranging between 0% and 20% of any profits earned during the applicable calculation period. These incentive allocations are generally calculated on a “high water mark” basis or after a preferred return hurdle has been met. With a high-water mark structure, incentive allocations are only payable on cumulative profits in excess of the previous quarter-end, year-end or lifetime high water mark. With a preferred return structure, the carried interest is only payable when the annual return is greater than the specified hurdle rate. The Investment Manager does not participate in any of the fees or allocations paid to these managers. The Acquired Fund Fees and Expenses indicated are based on estimated amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Funds, which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
[5]	The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 1.75% of the average daily net assets of Institutional Class Shares (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.75% of the average daily net assets of Institutional Class Shares. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup such amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and the Expense Limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement is in effect until October 1, 2026 and will automatically renew for consecutive one-year terms thereafter. This Agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This Agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.
[6]	As of August 1, 2025.